TABLE OF CONTENTS

PACIFIC SELECT FUND
Letter to Shareholders	A-1
Performance Discussion	A-3
Schedules of Investments	B-1
Financial Statements:
Statements of Assets and Liabilities	C-1
Statements of Operations	C-8
Statements of Changes in Net Assets	C-15
Statement of Cash Flows	C-28
Financial Highlights	C-29
Notes to Financial Statements	D-1
Report of Independent Registered Public Accounting Firm	E-1
Disclosure of Fund Expenses	F-1
Trustees and Officers Information	F-4
Approval of Investment Advisory Agreement and Portfolio Management Agreements	F-8
Where to Go for More Information	F-12

The 2011 Annual Report for the American Funds® Insurance Series (“AFIS”) will be mailed separately to all Pacific Life Insurance Company and Pacific Life & Annuity Company variable life insurance policyholders and variable annuity contract owners with allocations to the American Funds Growth, American Funds Growth-Income and American Funds Asset Allocation Portfolios of the Pacific Select Fund (“PSF”). For those policyholders and contract owners, the AFIS Annual Report should be read in conjunction with the PSF Annual Report included herein.

The 2011 Annual Reports for all underlying investment options other than Pacific Select Fund may be mailed separately to Pacific Life & Annuity Company variable annuity contract owners with allocations to those options and should be read in conjunction with the Separate Account Annual Report included herein.

SEPARATE ACCOUNT A
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value
	Pacific Select Fund (Affiliated Mutual Fund)
Cash Management	Cash Management Class I	410,957	$4,143,303	$4,144,706
Diversified Bond	Diversified Bond Class I	238,977	2,022,671	1,877,816
Floating Rate Loan	Floating Rate Loan Class I	249,514	1,515,834	1,421,873
High Yield Bond	High Yield Bond Class I	550,830	2,684,354	3,233,416
Inflation Managed	Inflation Managed Class I	652,642	6,632,539	7,735,547
Inflation Protected	Inflation Protected Class I	13,302	140,578	137,472
Managed Bond	Managed Bond Class I	760,558	7,903,188	8,358,040
Short Duration Bond	Short Duration Bond Class I	262,706	2,312,572	2,417,597
American Funds® Growth	American Funds Growth Class I	319,206	1,855,992	2,555,378
American Funds Growth-Income	American Funds Growth-Income Class I	237,226	1,585,639	2,142,413
Comstock	Comstock Class I	223,909	1,101,680	1,670,618
Dividend Growth	Dividend Growth Class I	126,399	780,628	1,164,011
Equity Index	Equity Index Class I	49,623	924,102	1,345,210
Focused 30	Focused 30 Class I	122,369	1,005,464	1,380,626
Growth LT	Growth LT Class I	22,510	257,612	400,254
Large-Cap Growth	Large-Cap Growth Class I	236,502	824,935	1,250,618
Large-Cap Value	Large-Cap Value Class I	179,241	1,396,559	1,938,816
Long/Short Large-Cap	Long/Short Large-Cap Class I	100,895	577,705	710,831
Main Street® Core	Main Street Core Class I	72,218	781,441	1,279,079
Mid-Cap Equity	Mid-Cap Equity Class I	157,707	1,140,786	1,871,399
Mid-Cap Growth	Mid-Cap Growth Class I	196,365	863,405	1,709,878
Mid-Cap Value	Mid-Cap Value Class I	75,687	735,779	720,466
Small-Cap Equity	Small-Cap Equity Class I	48,794	418,348	527,942
Small-Cap Growth	Small-Cap Growth Class I	96,560	591,943	975,138
Small-Cap Index	Small-Cap Index Class I	64,007	468,468	703,379
Small-Cap Value	Small-Cap Value Class I	145,440	1,225,875	1,715,987
Health Sciences	Health Sciences Class I	157,516	1,474,552	1,899,559
Real Estate	Real Estate Class I	133,127	886,981	1,983,432
Technology	Technology Class I	195,876	790,820	841,666
Emerging Markets	Emerging Markets Class I	164,957	1,225,640	2,260,400
International Large-Cap	International Large-Cap Class I	388,786	1,500,860	2,165,383
International Small-Cap	International Small-Cap Class I	123,979	596,458	675,517
International Value	International Value Class I	235,686	1,601,807	2,007,497
American Funds Asset Allocation	American Funds Asset Allocation Class I	495,999	6,174,182	6,841,343
Pacific Dynamix — Conservative Growth	Pacific Dynamix - Conservative Growth Class I	361,966	4,210,555	4,076,675
Pacific Dynamix — Moderate Growth	Pacific Dynamix - Moderate Growth Class I	737,075	9,194,636	9,079,980
Pacific Dynamix — Growth	Pacific Dynamix - Growth Class I	449,529	5,780,858	5,626,331
Portfolio Optimization Conservative	Portfolio Optimization Conservative Class I	11,470,357	113,091,695	113,099,715
Portfolio Optimization Moderate-Conservative	Portfolio Optimization Moderate-Conservative Class I	15,846,734	154,023,256	152,149,552
Portfolio Optimization Moderate	Portfolio Optimization Moderate Class I	55,285,928	530,215,769	516,105,309
Portfolio Optimization Growth	Portfolio Optimization Growth Class I	52,715,776	498,174,524	479,272,854
Portfolio Optimization Aggressive-Growth	Portfolio Optimization Aggressive-Growth Class I	14,760,543	137,817,588	130,207,873

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Balanced-Risk Allocation Series II	Invesco V.I. Balanced-Risk Allocation Series II	274,827	2,995,017	3,157,764

	AllianceBernstein Variable Products Series Fund, Inc.
AllianceBernstein VPS Balanced Wealth Strategy Class B	AllianceBernstein VPS Balanced Wealth Strategy Class B	450,724	4,561,742	4,867,819

	BlackRock Variable Series Funds, Inc.
BlackRock Capital Appreciation V.I. Class III	BlackRock Capital Appreciation V.I. Class III	10,254	82,920	78,031
BlackRock Global Allocation V.I. Class III	BlackRock Global Allocation V.I. Class III	3,563,234	44,296,535	47,319,754

	Franklin Templeton Variable Insurance Products Trust
Franklin Templeton VIP Founding Funds Allocation Class 2	Franklin Templeton VIP Founding Funds Allocation Class 2	1,192	9,132	9,047
Franklin Templeton VIP Founding Funds Allocation Class 4	Franklin Templeton VIP Founding Funds Allocation Class 4	832,257	5,347,136	6,308,507
Mutual Global Discovery Securities Class 2	Mutual Global Discovery Securities Class 2	4,783	96,041	92,269
Templeton Global Bond Securities Class 2	Templeton Global Bond Securities Class 2	560	10,667	10,171
See Notes to Financial Statements

G-1

SEPARATE ACCOUNT A
SCHEDULE OF INVESTMENTS (Continued)
DECEMBER 31, 2011

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value
	GE Investments Funds, Inc.
GE Investments Total Return Class 3	GE Investments Total Return Class 3	404,091	$6,269,992	$6,311,900

	Lord Abbett Series Fund, Inc.
Lord Abbett International Core Equity Class VC	Lord Abbett International Core Equity Class VC	3,888	57,225	52,414
Lord Abbett Total Return Class VC	Lord Abbett Total Return Class VC	6,630	104,573	106,471

	MFS ® Variable Insurance Trust
MFS Investors Growth Stock Series — Service Class	MFS Investors Growth Stock Series — Service Class	964	10,517	10,387
MFS Total Return Series — Service Class	MFS Total Return Series — Service Class	12,590	228,384	230,529
MFS Value Series — Service Class	MFS Value Series — Service Class	8,223	102,754	103,122

	PIMCO Variable Insurance Trust
PIMCO Global Multi-Asset — Advisor Class	PIMCO Global Multi-Asset — Advisor Class	542,434	6,700,088	6,596,002

	JPMorgan Insurance Trust
JPMorgan Insurance Trust U.S. Equity Index Class 1	JPMorgan Insurance Trust U.S. Equity Index Class 1	1,814	21,485	19,822

American Funds is a registered trademark of American Funds Distributors, Inc., Main Street is a registered trademark of OppenheimerFunds, Inc., and MFS is a registered trademark of MFS Fund Distributors, Inc.
See Notes to Financial Statements

G-2

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2011

	Variable Accounts
	Cash	Diversified	Floating	High Yield	Inflation	Inflation	Managed
	Management	Bond	Rate Loan	Bond	Managed	Protected	Bond

ASSETS
Investments in affiliated mutual funds, at value	$4,144,706	$1,877,816	$1,421,873	$3,233,416	$7,735,547	$137,472	$8,358,040
Receivables:
Due from Pacific Life & Annuity Company	—	49,242	2,368	50,610	9,595	—	8,318
Fund shares redeemed	209,355	—	—	—	—	6	—

Total Assets	4,354,061	1,927,058	1,424,241	3,284,026	7,745,142	137,478	8,366,358

LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	208,871	—	—	—	—	6	—
Fund shares purchased	—	48,068	1,951	49,608	2,761	—	871
Other	—	—	—	—	—	8	—

Total Liabilities	208,871	48,068	1,951	49,608	2,761	14	871

NET ASSETS	$4,145,190	$1,878,990	$1,422,290	$3,234,418	$7,742,381	$137,464	$8,365,487

Units Outstanding	408,518	162,481	160,609	218,941	470,933	12,848	539,496

Accumulation Unit Values	$9.50 - $12.88	$10.27 - $12.55	$8.70 - $10.84	$10.33 - $18.90	$10.03 - $23.15	$10.68 - $10.73	$9.98 - $22.91

Cost of Investments	$4,143,303	$2,022,671	$1,515,834	$2,684,354	$6,632,539	$140,578	$7,903,188

	Short Duration	American Funds	American Funds		Dividend	Equity	Focused
	Bond	Growth	Growth-Income	Comstock	Growth	Index	30

ASSETS
Investments in affiliated mutual funds, at value	$2,417,597	$2,555,378	$2,142,413	$1,670,618	$1,164,011	$1,345,210	$1,380,626
Receivables:
Due from Pacific Life & Annuity Company	10,951	1,719	2,458	2,444	1,178	—	—
Fund shares redeemed	—	1,208	906	1,085	458	2,130	95

Total Assets	2,428,548	2,558,305	2,145,777	1,674,147	1,165,647	1,347,340	1,380,721

LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	—	—	—	—	258	50
Fund shares purchased	6,163	—	—	—	—	—	—

Total Liabilities	6,163	—	—	—	—	258	50

NET ASSETS	$2,422,385	$2,558,305	$2,145,777	$1,674,147	$1,165,647	$1,347,082	$1,380,671

Units Outstanding	231,937	237,851	217,155	162,672	118,136	139,069	109,291

Accumulation Unit Values	$9.95 - $11.75	$8.23 - $12.52	$7.94 - $11.29	$7.71 - $10.87	$8.18 - $11.95	$8.40 - $20.66	$7.02 - $15.00

Cost of Investments	$2,312,572	$1,855,992	$1,585,639	$1,101,680	$780,628	$924,102	$1,005,464

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2011

	Variable Accounts
	Growth	Large-Cap	Large-Cap	Long/Short	Main Street	Mid-Cap	Mid-Cap
	LT	Growth	Value	Large-Cap	Core	Equity	Growth

ASSETS
Investments in affiliated mutual funds, at value	$400,254	$1,250,618	$1,938,816	$710,831	$1,279,079	$1,871,399	$1,709,878
Receivables:
Due from Pacific Life & Annuity Company	2,369	3,602	6,068	—	2,222	4,480	1,974
Fund shares redeemed	78	145	1,079	893	1,886	2,245	—

Total Assets	402,701	1,254,365	1,945,963	711,724	1,283,187	1,878,124	1,711,852

LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	—	—	534	—	—	—
Fund shares purchased	—	—	—	—	—	—	975

Total Liabilities	—	—	—	534	—	—	975

NET ASSETS	$402,701	$1,254,365	$1,945,963	$711,190	$1,283,187	$1,878,124	$1,710,877

Units Outstanding	39,291	154,407	186,609	81,835	128,859	155,740	145,979

Accumulation Unit Values	$8.17 - $21.96	$7.99 - $8.51	$8.19 - $13.59	$8.52 - $8.82	$8.27 - $17.01	$8.04 - $20.90	$8.90 - $12.37

Cost of Investments	$257,612	$824,935	$1,396,559	$577,705	$781,441	$1,140,786	$863,405

	Mid-Cap	Small-Cap	Small-Cap	Small-Cap	Small-Cap	Health	Real
	Value	Equity	Growth	Index	Value	Sciences	Estate

ASSETS
Investments in affiliated mutual funds, at value	$720,466	$527,942	$975,138	$703,379	$1,715,987	$1,899,559	$1,983,432
Receivables:
Due from Pacific Life & Annuity Company	—	—	—	—	10,209	14,411	—
Fund shares redeemed	1,049	382	2,913	2,202	—	—	8,632

Total Assets	721,515	528,324	978,051	705,581	1,726,196	1,913,970	1,992,064

LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	966	55	1,727	569	—	—	7,144
Fund shares purchased	—	—	—	—	8,610	14,411	—
Other	—	—	—	—	—	150	—

Total Liabilities	966	55	1,727	569	8,610	14,561	7,144

NET ASSETS	$720,549	$528,269	$976,324	$705,012	$1,717,586	$1,899,409	$1,984,920

Units Outstanding	49,994	39,807	89,120	59,013	90,244	121,018	118,600

Accumulation Unit Values	$8.54 - $14.67	$10.12 - $15.78	$9.34 - $12.25	$8.52 - $16.07	$10.02 - $25.06	$10.94 - $17.15	$8.13 - $33.69

Cost of Investments	$735,779	$418,348	$591,943	$468,468	$1,225,875	$1,474,552	$886,981

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2011

	Variable Accounts
							Pacific Dynamix-
		Emerging	International	International	International	American Funds	Conservative
	Technology	Markets	Large-Cap	Small-Cap	Value	Asset Allocation	Growth

ASSETS
Investments in affiliated mutual funds, at value	$841,666	$2,260,400	$2,165,383	$675,517	$2,007,497	$6,841,343	$4,076,675
Receivables:
Due from Pacific Life & Annuity Company	—	24,518	8,956	2,042	6,950	4,190	25,001
Fund shares redeemed	1,375	—	—	—	—	—	—

Total Assets	843,041	2,284,918	2,174,339	677,559	2,014,447	6,845,533	4,101,676

LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	1,375	—	—	—	—	—	—
Fund shares purchased	—	11,090	2,189	946	1,689	4,190	25,001
Other	26	—	—	—	—	392	191

Total Liabilities	1,401	11,090	2,189	946	1,689	4,582	25,192

NET ASSETS	$841,640	$2,273,828	$2,172,150	$676,613	$2,012,758	$6,840,951	$4,076,484

Units Outstanding	89,168	110,485	182,133	93,339	245,862	486,664	326,641

Accumulation Unit Values	$5.60 - $9.97	$7.94 - $47.95	$8.04 - $15.29	$6.36 - $7.86	$5.30 - $10.52	$9.33 - $14.20	$9.77 - $12.58

Cost of Investments	$790,820	$1,225,640	$1,500,860	$596,458	$1,601,807	$6,174,182	$4,210,555

	Pacific			Portfolio			Portfolio
	Dynamix-	Pacific	Portfolio	Optimization	Portfolio	Portfolio	Optimization
	Moderate	Dynamix-	Optimization	Moderate-	Optimization	Optimization	Aggressive-
	Growth	Growth	Conservative	Conservative	Moderate	Growth	Growth

ASSETS
Investments in affiliated mutual funds, at value	$9,079,980	$5,626,331	$113,099,715	$152,149,552	$516,105,309	$479,272,854	$130,207,873
Receivables:
Due from Pacific Life & Annuity Company	—	—	—	7,980	308,370	60,690	—
Fund shares redeemed	62,861	2,330	2,955	—	—	—	35,382

Total Assets	9,142,841	5,628,661	113,102,670	152,157,532	516,413,679	479,333,544	130,243,255

LIABILITIES
Payables:
Fund shares purchased	—	—	—	7,980	308,370	60,690	—

Due to Pacific Life & Annuity Company	62,861	2,330	2,955	—	—	—	35,382

Other	454	243	13,061	19,324	70,090	66,926	18,481

Total Liabilities	63,315	2,573	16,016	27,304	378,460	127,616	53,863

NET ASSETS (1)	$9,079,526	$5,626,088	$113,086,654	$152,130,228	$516,035,219	$479,205,928	$130,189,392

Units Outstanding	706,472	425,773	11,491,681	15,891,449	55,488,229	52,994,157	14,855,932

Accumulation Unit Values	$9.37 - $13.04	$9.06 - $13.74	$9.82 - $10.16	$9.55 - $10.21	$9.28 - $10.28	$9.02 - $10.35	$8.74 - $10.42

Cost of Investments	$9,194,636	$5,780,858	$113,091,695	$154,023,256	$530,215,769	$498,174,524	$137,817,588

(1)	Net assets for the Portfolio Optimization Aggressive-Growth Variable Account include contracts in payout (annuitization) period in the amount of $33,776 as of December 31, 2011 (See Note 2D in Notes to Financial Statements).
See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2011

	Variable Accounts
					Franklin	Franklin
	Invesco V.I.	AllianceBernstein	BlackRock		Templeton VIP	Templeton VIP	Mutual Global
	Balanced-Risk	VPS Balanced	Capital	BlackRock	Founding Funds	Founding Funds	Discovery
	Allocation	Wealth Strategy	Appreciation	Global Allocation	Allocation	Allocation	Securities
	Series II	Class B	V.I. Class III	V.I. Class III	Class 2	Class 4	Class 2
ASSETS
Investments in mutual funds, at value	$3,157,764	$4,867,819	$78,031	$47,319,754	$9,047	$6,308,507	$92,269
Receivables:
Due from Pacific Life & Annuity Company	5,162	20,215	—	85,672	—	2,097	—
Fund shares redeemed	—	—	66	—	—	—	653

Total Assets	3,162,926	4,888,034	78,097	47,405,426	9,047	6,310,604	92,922

LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	—	66	—	—	—	653
Fund shares purchased	5,162	20,215	—	85,672	—	2,097	—
Other	154	256	2	1,233	—	331	4

Total Liabilities	5,316	20,471	68	86,905	—	2,428	657

NET ASSETS	$3,157,610	$4,867,563	$78,029	$47,318,521	$9,047	$6,308,176	$92,265

Units Outstanding	216,209	537,999	7,511	4,903,787	940	709,309	8,785

Accumulation Unit Values	$9.93 - $14.94	$8.87 - $10.34	$8.78 - $11.15	$8.95 - $10.61	$9.62 - $9.62	$8.70 - $11.01	$9.50 - $10.90

Cost of Investments	$2,995,017	$4,561,742	$82,920	$44,296,535	$9,132	$5,347,136	$96,041

	Templeton	GE	Lord Abbett		MFS Investors	MFS
	Global Bond	Investments	International	Lord Abbett	Growth Stock	Total Return	MFS Value
	Securities	Total Return	Core Equity	Total Return	Series-	Series-	Series-
	Class 2	Class 3	Class VC	Class VC	Service Class	Service Class	Service Class

ASSETS
Investments in mutual funds, at value	$10,171	$6,311,900	$52,414	$106,471	$10,387	$230,529	$103,122
Receivables:
Due from Pacific Life & Annuity Company	—	—	479	1,357	—	80,876	—
Fund shares redeemed	—	374	—	—	—	—	1,236

Total Assets	10,171	6,312,274	52,893	107,828	10,387	311,405	104,358

LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	374	—	—	—	—	1,236
Fund shares purchased	—	—	479	1,357	—	80,876	—
Other	1	500	2	4	1	6	4

Total Liabilities	1	874	481	1,361	1	80,882	1,240

NET ASSETS	$10,170	$6,311,400	$52,412	$106,467	$10,386	$230,523	$103,118

Units Outstanding	940	493,997	5,333	9,655	880	24,249	9,387

Accumulation Unit Values	$10.82 - $10.82	$9.09 - $12.98	$8.50 - $10.43	$10.73 - $11.17	$11.81 - $11.81	$9.49 - $9.52	$9.73 - $11.44

Cost of Investments	$10,667	$6,269,992	$57,225	$104,573	$10,517	$228,384	$102,754

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2011

	Variable Accounts
		JPMorgan	JPMorgan
	PIMCO Global	Insurance Trust	Insurance Trust
	Multi-Asset-	Equity Index	U.S. Equity
	Advisor Class	Class 1	Class 1(1)
ASSETS
Investments in mutual funds, at value	$6,596,002	$19,822	$—
Receivables:
Due from Pacific Life & Annuity Company	32,862	—	—
Fund shares redeemed	—	1	—

Total Assets	6,628,864	19,823	—

LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	1	—
Fund shares purchased	31,472	—	—
Other	—	1	—

Total Liabilities	31,472	2	—

NET ASSETS	$6,597,392	$19,821	$—

Units Outstanding	638,869	1,753	—

Accumulation Unit Values	$9.07 - $10.55	$11.31 - $11.31	See Note	(1)

Cost of Investments	$6,700,088	$21,485	$—

(1)	All units were fully redeemed or transferred prior to December 31, 2011 (See Note 1 in Notes to Financial Statements).
See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2011

	Variable Accounts
	Cash	Diversified	Floating	High Yield	Inflation	Inflation	Managed
	Management	Bond	Rate Loan	Bond	Managed	Protected (1)	Bond

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$—	$1,672,621	$1,689,347	$1,325,294	$1,663,243	$2,541	$1,155,647
EXPENSES
Mortality and expense risk	52,982	685,173	239,552	226,944	1,025,558	238	1,240,606
Administrative fees	8,764	112,777	39,613	38,035	169,653	37	205,001

Total Expenses	61,746	797,950	279,165	264,979	1,195,211	275	1,445,607

Net Investment Income (Loss)	(61,746)	874,671	1,410,182	1,060,315	468,032	2,266	(289,960)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain on sale of affiliated mutual fund investments	17	5,048,731	589,763	2,293,217	9,472,740	18	6,757,940
Capital gain distributions from affiliated mutual fund investments	—	—	—	—	6,308,586	1,621	5,851,807

Realized Gain	17	5,048,731	589,763	2,293,217	15,781,326	1,639	12,609,747

CHANGE IN NET UNREALIZED DEPRECIATION ON AFFILIATED MUTUAL FUND INVESTMENTS	(28)	(3,744,852)	(1,578,344)	(2,594,258)	(8,855,025)	(3,106)	(8,664,172)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($61,757)	$2,178,550	$421,601	$759,274	$7,394,333	$799	$3,655,615

	Short Duration	American Funds	American Funds		Dividend	Equity	Focused
	Bond	Growth	Growth-Income	Comstock	Growth	Index	30

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$318,891	$6,135	$22,485	$179,524	$41,857	$41,200	$—
EXPENSES
Mortality and expense risk	352,750	228,530	323,934	542,237	249,429	452,345	21,002
Administrative fees	57,978	37,771	53,570	89,391	41,325	74,862	3,530

Total Expenses	410,728	266,301	377,504	631,628	290,754	527,207	24,532

Net Investment Loss	(91,837)	(260,166)	(355,019)	(452,104)	(248,897)	(486,007)	(24,532)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	700,271	4,208,852	3,466,747	6,178,735	2,274,070	19,055,084	(6,555)
Capital gain distributions from affiliated mutual fund investments	—	—	—	564,891	1,701,071	—	—

Realized Gain (Loss)	700,271	4,208,852	3,466,747	6,743,626	3,975,141	19,055,084	(6,555)

CHANGE IN NET UNREALIZED DEPRECIATION ON AFFILIATED MUTUAL FUND INVESTMENTS	(530,220)	(4,063,758)	(3,374,779)	(5,989,584)	(2,983,216)	(17,941,418)	(144,196)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$78,214	($115,072)	($263,051)	$301,938	$743,028	$627,659	($175,283)

	Growth	Large-Cap	Large-Cap	Long/Short	Main Street	Mid-Cap	Mid-Cap
	LT	Growth	Value	Large-Cap	Core	Equity	Growth

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$4,731	$—	$159,366	$87,565	$16,359	$17,586	$—
EXPENSES
Mortality and expense risk	286,389	332,765	720,496	400,938	247,632	429,687	287,898
Administrative fees	47,210	54,903	118,927	66,168	41,279	70,823	47,475

Total Expenses	333,599	387,668	839,423	467,106	288,911	500,510	335,373

Net Investment Loss	(328,868)	(387,668)	(680,057)	(379,541)	(272,552)	(482,924)	(335,373)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain on sale of affiliated mutual fund investments	3,979,469	5,844,815	15,083,339	1,707,944	2,762,516	7,003,577	12,055,471
Capital gain distributions from affiliated mutual fund investments	1,392,981	5,283,879	415,072	5,890,232	2,681,551	8,039,677	2,234,357

Realized Gain	5,372,450	11,128,694	15,498,411	7,598,176	5,444,067	15,043,254	14,289,828

CHANGE IN NET UNREALIZED DEPRECIATION ON AFFILIATED MUTUAL FUND INVESTMENTS	(5,714,455)	(9,766,419)	(10,946,450)	(6,967,103)	(5,875,422)	(14,575,540)	(12,169,210)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($670,873)	$974,607	$3,871,904	$251,532	($703,907)	($15,210)	$1,785,245

(1)	Operations commenced during 2011 (See Note 1 in Notes to Financial Statements).
See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2011

	Variable Accounts
	Mid-Cap	Small-Cap	Small-Cap	Small-Cap	Small-Cap	Health	Real
	Value	Equity	Growth	Index	Value	Sciences	Estate

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$1,086,247	$32,775	$—	$4,601	$45,584	$—	$—
EXPENSES
Mortality and expense risk	294,750	275,722	145,417	32,435	128,857	26,352	128,828
Administrative fees	48,615	45,475	24,156	5,441	21,504	4,207	21,538

Total Expenses	343,365	321,197	169,573	37,876	150,361	30,559	150,366

Net Investment Income (Loss)	742,882	(288,422)	(169,573)	(33,275)	(104,777)	(30,559)	(150,366)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	4,389,961	(221,239)	3,044,890	857,968	2,701,877	(7,104)	3,802,616
Capital gain distributions from affiliated mutual fund investments	7,491,596	5,890,831	2,352,223	—	2,249,085	131,979	609,624

Realized Gain	11,881,557	5,669,592	5,397,113	857,968	4,950,962	124,875	4,412,240

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON AFFILIATED MUTUAL FUND INVESTMENTS	(11,906,469)	(5,790,122)	(4,616,200)	(833,692)	(4,339,918)	79,481	(3,297,121)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$717,970	($408,952)	$611,340	($8,999)	$506,267	$173,797	$964,753

							Pacific
							Dynamix-
		Emerging	International	International	International	American Funds	Conservative
	Technology	Markets	Large-Cap	Small-Cap	Value	Asset Allocation	Growth

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$—	$346,459	$372,593	$700,272	$762,972	$197,371	$104,902
EXPENSES
Mortality and expense risk	11,661	345,222	548,551	241,308	357,150	71,787	26,404
Administrative fees	1,849	56,849	90,777	40,088	59,185	10,700	4,049

Total Expenses	13,510	402,071	639,328	281,396	416,335	82,487	30,453

Net Investment Income (Loss)	(13,510)	(55,612)	(266,735)	418,876	346,637	114,884	74,449

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	(26,164)	12,954,852	8,085,972	5,987,274	5,081,919	(41,263)	(10,420)
Capital gain distributions from affiliated mutual fund investments	156,472	—	—	—	—	79,984	201,936

Realized Gain	130,308	12,954,852	8,085,972	5,987,274	5,081,919	38,721	191,516

CHANGE IN NET UNREALIZED DEPRECIATION ON AFFILIATED MUTUAL FUND INVESTMENTS	(175,635)	(15,911,369)	(7,108,772)	(6,015,822)	(5,855,091)	(199,142)	(204,692)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($58,837)	($3,012,129)	$710,465	$390,328	($426,535)	($45,537)	$61,273

	Pacific			Portfolio			Portfolio
	Dynamix-	Pacific	Portfolio	Optimization	Portfolio	Portfolio	Optimization
	Moderate	Dynamix-	Optimization	Moderate-	Optimization	Optimization	Aggressive-
	Growth	Growth	Conservative (1)	Conservative (1)	Moderate (1)	Growth (1)	Growth (1)

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$206,568	$95,998	$984,589	$1,157,695	$3,532,708	$2,562,688	$595,778
EXPENSES
Mortality and expense risk	74,104	41,737	840,956	1,036,384	3,639,538	3,345,953	966,422
Administrative fees	11,239	6,156	137,505	170,785	598,120	550,053	159,339

Total Expenses	85,343	47,893	978,461	1,207,169	4,237,658	3,896,006	1,125,761

Net Investment Income (Loss)	121,225	48,105	6,128	(49,474)	(704,950)	(1,333,318)	(529,983)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss on sale of affiliated mutual fund investments	(24,014)	(13,969)	(554,948)	(335,165)	(1,896,663)	(3,176,808)	(600,852)
Capital gain distributions from affiliated mutual fund investments	151,680	87,476	11,991	—	—	—	—

Realized Gain (Loss)	127,666	73,507	(542,957)	(335,165)	(1,896,663)	(3,176,808)	(600,852)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON AFFILIATED MUTUAL FUND INVESTMENTS	(372,557)	(250,666)	8,019	(1,873,704)	(14,110,461)	(18,901,670)	(7,609,716)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($123,666)	($129,054)	($528,810)	($2,258,343)	($16,712,074)	($23,411,796)	($8,740,551)

(1)	Operations commenced during 2011 (See Note 1 in Notes to Financial Statements).
See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2011

	Variable Accounts
					Franklin	Franklin
	Invesco V.I.	AllianceBernstein	BlackRock		Templeton VIP	Templeton VIP
	Balanced-Risk	VPS Balanced	Capital	BlackRock	Founding Funds	Founding Funds
	Allocation	Wealth Strategy	Appreciation	Global Allocation	Allocation	Allocation
	Series II	Class B	V.I. Class III	V.I. Class III	Class 2(1)	Class 4

INVESTMENT INCOME
Dividends from mutual fund investments	$1,851	$96,153	$206	$1,121,120	$—	$944
EXPENSES
Mortality and expense risk	19,584	53,788	259	609,820	36	82,869
Administrative fees	3,080	8,377	50	103,240	5	12,904

Total Expenses	22,664	62,165	309	713,060	41	95,773

Net Investment Income (Loss)	(20,813)	33,988	(103)	408,060	(41)	(94,829)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(45,377)	(48,846)	(101)	69,334	(4)	(68,508)
Capital gain distributions from mutual fund investments	90,451	—	1,805	1,183,828	—	—

Realized Gain (Loss)	45,074	(48,846)	1,704	1,253,162	(4)	(68,508)

CHANGE IN NET UNREALIZED APRECIATION (DEPRECIATION) ON MUTUAL FUND INVESTMENTS	127,963	(220,885)	(6,502)	(3,785,120)	(85)	(57,579)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$152,224	($235,743)	($4,901)	($2,123,898)	($130)	($220,916)

	Mutual Global	Templeton	GE	Lord Abbett		MFS Investors
	Discovery	Global Bond	Investments	International	Lord Abbett	Growth Stock
	Securities	Securities	Total Return	Core Equity	Total Return	Series -
	Class 2	Class 2(1)	Class 3	Class VC	Class VC	Service Class(1)

INVESTMENT INCOME
Dividends from mutual fund investments	$920	$—	$99,623	$422	$2,148	$29
EXPENSES
Mortality and expense risk	348	33	57,345	176	544	34
Administrative fees	72	9	8,935	34	114	8

Total Expenses	420	42	66,280	210	658	42

Net Investment Income (Loss)	500	(42)	33,343	212	1,490	(13)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(245)	(18)	(7,505)	(50)	5	(18)
Capital gain distributions from mutual fund investments	1,514	—	—	—	1,442	—

Realized Gain (Loss)	1,269	(18)	(7,505)	(50)	1,447	(18)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON MUTUAL FUND INVESTMENTS	(4,715)	(497)	(246,869)	(5,489)	3,155	(130)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($2,946)	($557)	($221,031)	($5,327)	$6,092	($161)

	MFS			JPMorgan	JPMorgan
	Total Return	MFS Value	PIMCO Global	Insurance Trust	Insurance Trust
	Series -	Series -	Multi-Asset -	Equity Index	U.S. Equity
	Service Class(1)	Service Class	Advisor Class	Class 1	Class 1

INVESTMENT INCOME
Dividends from mutual fund investments	$715	$825	$193,019	$347	$6,113
EXPENSES
Mortality and expense risk	467	365	107,174	249	3,404
Administrative fees	77	76	18,757	30	392

Total Expenses	544	441	125,931	279	3,796

Net Investment Income	171	384	67,088	68	2,317

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(42)	(283)	56,025	(26)	(13,841)
Capital gain distributions from mutual fund investments	—	262	56,130	—	—

REALIZED GAIN (LOSS)	(42)	(21)	112,155	(26)	(13,841)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON MUTUAL FUND INVESTMENTS	2,145	(1,417)	(128,836)	17	8,174

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,274	($1,054)	$50,407	$59	($3,350)

(1)	Operations commenced during 2011 (See Note 1 in Notes to Financial Statements).
See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010	2011	2010
	Cash Management		Diversified Bond		Floating Rate Loan
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($61,746)	($93,726)	$874,671	$1,339,213	$1,410,182	$998,613
Realized gain (loss)	17	(1,478)	5,048,731	(639,344)	589,763	(4,385,261)
Change in net unrealized appreciation (depreciation) on investments	(28)	(2,369)	(3,744,852)	4,215,425	(1,578,344)	5,081,453

Net Increase (Decrease) in Net Assets Resulting from Operations	(61,757)	(97,573)	2,178,550	4,915,294	421,601	1,694,805

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	310,274	101,925	2,311,710	4,947,106	719,440	1,921,029
Transfers between variable and fixed accounts, net	5,023,705	1,531,980	(96,675,445)	27,616,381	(32,265,155)	1,701,774
Contract charges and deductions	(269,385)	(8,617)	(697,065)	(1,140,461)	(272,234)	(491,041)
Surrenders	(5,037,523)	(4,362,924)	(3,646,199)	(6,024,638)	(1,411,475)	(2,465,234)
Other	(24)	1,041	12,649	(5,677)	4,161	(1,103)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	27,047	(2,736,595)	(98,694,350)	25,392,711	(33,225,263)	665,425

NET INCREASE (DECREASE) IN NET ASSETS	(34,710)	(2,834,168)	(96,515,800)	30,308,005	(32,803,662)	2,360,230

NET ASSETS
Beginning of Year	4,179,900	7,014,068	98,394,790	68,086,785	34,225,952	31,865,722

End of Year	$4,145,190	$4,179,900	$1,878,990	$98,394,790	$1,422,290	$34,225,952

	High Yield Bond		Inflation Managed		Inflation Protected(1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,060,315	$1,733,948	$468,032	$479,222	$2,266
Realized gain (loss)	2,293,217	(709,093)	15,781,326	(402,695)	1,639
Change in net unrealized appreciation (depreciation) on investments	(2,594,258)	2,368,365	(8,855,025)	8,590,533	(3,106)

Net Increase in Net Assets Resulting from Operations	759,274	3,393,220	7,394,333	8,667,060	799

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	983,885	1,690,189	4,158,786	7,944,779	4,509
Transfers between variable and fixed accounts, net	(26,592,404)	(467,093)	(135,629,704)	7,922,461	132,388
Contract charges and deductions	(225,411)	(454,714)	(930,956)	(1,865,386)	(2)
Surrenders	(1,441,667)	(2,003,327)	(5,513,384)	(8,554,027)	(221)
Other	3,442	(1,482)	18,016	(2,386)	(9)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(27,272,155)	(1,236,427)	(137,897,242)	5,445,441	136,665

NET INCREASE (DECREASE) IN NET ASSETS	(26,512,881)	2,156,793	(130,502,909)	14,112,501	137,464

NET ASSETS
Beginning of Year or Period	29,747,299	27,590,506	138,245,290	124,132,789	—

End of Year or Period	$3,234,418	$29,747,299	$7,742,381	$138,245,290	$137,464

(1)	Operations commenced during 2011 (See Note 1 in Notes to Financial Statements).
See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010	2011	2010
	Managed Bond		Short Duration Bond		American Funds Growth

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($289,960)	$3,174,265	($91,837)	($67,128)	($260,166)	($422,419)
Realized gain (loss)	12,609,747	(145,074)	700,271	(494,227)	4,208,852	(3,131,654)
Change in net unrealized appreciation (depreciation) on investments	(8,664,172)	6,920,752	(530,220)	1,272,023	(4,063,758)	7,459,568

Net Increase (Decrease) in Net Assets Resulting from Operations	3,655,615	9,949,943	78,214	710,668	(115,072)	3,905,495

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	4,792,971	8,439,237	1,380,366	2,885,137	1,044,973	1,348,268
Transfers between variable and fixed accounts, net	(161,114,441)	39,588,863	(46,928,604)	6,019,963	(26,098,292)	1,185,097
Contract charges and deductions	(1,469,562)	(2,062,641)	(470,930)	(661,660)	(486,832)	(253,357)
Surrenders	(7,187,350)	(9,942,507)	(2,111,435)	(3,612,565)	(1,020,557)	(1,292,448)
Other	21,553	(7,818)	2,450	(618)	3,338	(214)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(164,956,829)	36,015,134	(48,128,153)	4,630,257	(26,557,370)	987,346

NET INCREASE (DECREASE) IN NET ASSETS	(161,301,214)	45,965,077	(48,049,939)	5,340,925	(26,672,442)	4,892,841

NET ASSETS
Beginning of Year	169,666,701	123,701,624	50,472,324	45,131,399	29,230,747	24,337,906

End of Year	$8,365,487	$169,666,701	$2,422,385	$50,472,324	$2,558,305	$29,230,747

	American Funds Growth-Income		Comstock		Dividend Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($355,019)	($664,976)	($452,104)	($233,770)	($248,897)	($104,290)
Realized gain (loss)	3,466,747	(6,433,525)	6,743,626	(5,697,283)	3,975,141	(1,326,231)
Change in net unrealized appreciation (depreciation) on investments	(3,374,779)	10,581,403	(5,989,584)	14,445,643	(2,983,216)	3,309,247

Net Increase (Decrease) in Net Assets Resulting from Operations	(263,051)	3,482,902	301,938	8,514,590	743,028	1,878,726

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,166,107	2,174,679	1,905,184	3,562,112	935,903	1,291,017
Transfers between variable and fixed accounts, net	(39,892,019)	(2,631,206)	(70,521,081)	2,300,783	(33,258,616)	20,782,402
Contract charges and deductions	(259,418)	(404,856)	(777,646)	(969,616)	(219,853)	(251,261)
Surrenders	(1,479,208)	(2,040,813)	(2,538,174)	(3,458,722)	(1,208,303)	(1,197,837)
Other	5,745	380	9,661	617	3,627	(2,543)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(40,458,793)	(2,901,816)	(71,922,056)	1,435,174	(33,747,242)	20,621,778

NET INCREASE (DECREASE) IN NET ASSETS	(40,721,844)	581,086	(71,620,118)	9,949,764	(33,004,214)	22,500,504

NET ASSETS
Beginning of Year	42,867,621	42,286,535	73,294,265	63,344,501	34,169,861	11,669,357

End of Year	$2,145,777	$42,867,621	$1,674,147	$73,294,265	$1,165,647	$34,169,861

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010	2011	2010
	Equity Index		Focused 30		Growth LT
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment gain (loss)	($486,007)	$31,198	($24,532)	($21,606)	($328,868)	($184,651)
Realized gain (loss)	19,055,084	(2,791,835)	(6,555)	(13,624)	5,372,450	(2,971,515)
Change in net unrealized appreciation (depreciation) on investments	(17,941,418)	12,268,652	(144,196)	148,183	(5,714,455)	6,353,831

Net Increase (Decrease) in Net Assets Resulting from Operations	627,659	9,508,015	(175,283)	112,953	(670,873)	3,197,665

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,767,861	4,083,750	58,371	67,867	1,000,651	1,962,277
Transfers between variable and fixed accounts, net	(61,396,783)	(38,445,923)	57,873	310,609	(38,494,762)	2,506,887
Contract charges and deductions	(416,744)	(760,587)	(8,463)	(26,338)	(270,628)	(423,239)
Surrenders	(2,212,385)	(3,576,864)	(60,128)	(113,789)	(1,347,819)	(1,788,596)
Other	8,287	4,749	(26)	277	5,211	(1,294)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(62,249,764)	(38,694,875)	47,627	238,626	(39,107,347)	2,256,035

NET INCREASE (DECREASE) IN NET ASSETS	(61,622,105)	(29,186,860)	(127,656)	351,579	(39,778,220)	5,453,700

NET ASSETS
Beginning of Year	62,969,187	92,156,047	1,508,327	1,156,748	40,180,921	34,727,221

End of Year	$1,347,082	$62,969,187	$1,380,671	$1,508,327	$402,701	$40,180,921

	Large-Cap Growth		Large-Cap Value		Long/Short Large-Cap
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($387,668)	($662,662)	($680,057)	($70,872)	($379,541)	($389,983)
Realized gain (loss)	11,128,694	(1,989,464)	15,498,411	(5,718,516)	7,598,176	(1,697,714)
Change in net unrealized appreciation (depreciation) on investments	(9,766,419)	7,770,670	(10,946,450)	12,729,645	(6,967,103)	7,156,102

Net Increase in Net Assets Resulting from Operations	974,607	5,118,544	3,871,904	6,940,257	251,532	5,068,405

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,089,515	2,155,487	2,540,735	5,172,748	1,390,266	2,721,802
Transfers between variable and fixed accounts, net	(44,291,417)	2,479,629	(99,050,884)	(2,102,163)	(54,568,940)	4,573,610
Contract charges and deductions	(325,765)	(433,446)	(674,839)	(1,080,793)	(380,117)	(548,558)
Surrenders	(1,756,725)	(2,270,137)	(3,586,299)	(5,175,574)	(1,911,017)	(2,594,420)
Other	5,498	(1,303)	13,297	1,705	7,488	(525)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(45,278,894)	1,930,230	(100,757,990)	(3,184,077)	(55,462,320)	4,151,909

NET INCREASE (DECREASE) IN NET ASSETS	(44,304,287)	7,048,774	(96,886,086)	3,756,180	(55,210,788)	9,220,314

NET ASSETS
Beginning of Year	45,558,652	38,509,878	98,832,049	95,075,869	55,921,978	46,701,664

End of Year	$1,254,365	$45,558,652	$1,945,963	$98,832,049	$711,190	$55,921,978

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010	2011	2010
	Main Street Core		Mid-Cap Equity		Mid-Cap Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($272,552)	($259,917)	($482,924)	($349,173)	($335,373)	($486,565)
Realized gain (loss)	5,444,067	(1,666,808)	15,043,254	(1,533,133)	14,289,828	(820,888)
Change in net unrealized appreciation (depreciation) on investments	(5,875,422)	6,192,237	(14,575,540)	12,610,695	(12,169,210)	10,395,975

Net Increase (Decrease) in Net Assets Resulting from Operations	(703,907)	4,265,512	(15,210)	10,728,389	1,785,245	9,088,522

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	916,280	1,782,718	1,433,270	2,717,143	975,217	1,708,726
Transfers between variable and fixed accounts, net	(31,988,539)	(1,656,698)	(56,204,213)	(2,178,597)	(37,442,211)	(1,635,205)
Contract charges and deductions	(227,918)	(330,283)	(475,266)	(686,237)	(344,045)	(346,843)
Surrenders	(1,178,977)	(1,634,345)	(2,111,826)	(3,071,169)	(1,373,884)	(1,688,246)
Other	4,592	1,047	7,455	2,769	4,740	(2,456)

Net Decrease in Net Assets Derived from Contract Owner Transactions	(32,474,562)	(1,837,561)	(57,350,580)	(3,216,091)	(38,180,183)	(1,964,024)

NET INCREASE (DECREASE) IN NET ASSETS	(33,178,469)	2,427,951	(57,365,790)	7,512,298	(36,394,938)	7,124,498

NET ASSETS
Beginning of Year	34,461,656	32,033,705	59,243,914	51,731,616	38,105,815	30,981,317

End of Year	$1,283,187	$34,461,656	$1,878,124	$59,243,914	$1,710,877	$38,105,815

	Mid-Cap Value		Small-Cap Equity		Small-Cap Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment gain (loss)	$742,882	($194,305)	($288,422)	($253,680)	($169,573)	($277,697)
Realized gain (loss)	11,881,557	60,685	5,669,592	(1,073,940)	5,397,113	(572,325)
Change in net unrealized appreciation (depreciation) on investments	(11,906,469)	6,472,174	(5,790,122)	5,936,687	(4,616,200)	4,490,018

Net Increase (Decrease) in Net Assets Resulting from Operations	717,970	6,338,554	(408,952)	4,609,067	611,340	3,639,996

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,072,639	1,960,767	1,029,867	1,506,238	556,573	877,659
Transfers between variable and fixed accounts, net	(39,851,808)	1,283,686	(36,913,911)	11,848,194	(18,609,001)	(497,529)
Contract charges and deductions	(272,719)	(370,361)	(229,271)	(324,070)	(115,862)	(176,760)
Surrenders	(1,365,825)	(1,785,608)	(1,256,511)	(1,386,366)	(643,127)	(853,697)
Other	5,329	(1,382)	5,574	(862)	2,406	139

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(40,412,384)	1,087,102	(37,364,252)	11,643,134	(18,809,011)	(650,188)

NET INCREASE (DECREASE) IN NET ASSETS	(39,694,414)	7,425,656	(37,773,204)	16,252,201	(18,197,671)	2,989,808

NET ASSETS
Beginning of Year	40,414,963	32,989,307	38,301,473	22,049,272	19,173,995	16,184,187

End of Year	$720,549	$40,414,963	$528,269	$38,301,473	$976,324	$19,173,995

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010	2011	2010
	Small-Cap Index		Small-Cap Value		Health Sciences
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($33,275)	($29,797)	($104,777)	$54,623	($30,559)	($18,065)
Realized gain (loss)	857,968	(75,870)	4,950,962	(462,731)	124,875	(5,836)
Change in net unrealized appreciation (depreciation) on investments	(833,692)	931,793	(4,339,918)	4,021,615	79,481	234,778

Net Increase (Decrease) in Net Assets Resulting from Operations	(8,999)	826,126	506,267	3,613,507	173,797	210,877

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	44,362	64,017	432,417	851,462	93,584	49,460
Transfers between variable and fixed accounts, net	(3,064,576)	(126,773)	(15,144,254)	(4,508,091)	344,724	365,017
Contract charges and deductions	(168,170)	(53,839)	(117,025)	(221,709)	(10,824)	(26,472)
Surrenders	(175,281)	(292,648)	(644,534)	(800,975)	(84,903)	(38,287)
Other	315	(422)	1,981	215	(62)	(37)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(3,363,350)	(409,665)	(15,471,415)	(4,679,098)	342,519	349,681

NET INCREASE (DECREASE) IN NET ASSETS	(3,372,349)	416,461	(14,965,148)	(1,065,591)	516,316	560,558

NET ASSETS
Beginning of Year	4,077,361	3,660,900	16,682,734	17,748,325	1,383,093	822,535

End of Year	$705,012	$4,077,361	$1,717,586	$16,682,734	$1,899,409	$1,383,093

	Real Estate		Technology		Emerging Markets
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($150,366)	($40,093)	($13,510)	($11,023)	($55,612)	($225,205)
Realized gain (loss)	4,412,240	(2,275,961)	130,308	(1,516)	12,954,852	(1,413,027)
Change in net unrealized appreciation (depreciation) on investments	(3,297,121)	6,167,540	(175,635)	129,608	(15,911,369)	11,051,460

Net Increase (Decrease) in Net Assets Resulting from Operations	964,753	3,851,486	(58,837)	117,069	(3,012,129)	9,413,228

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	516,972	646,156	115,629	91,452	1,328,549	2,229,191
Transfers between variable and fixed accounts, net	(14,929,126)	(2,065,722)	84,946	58,812	(41,970,169)	(3,427,939)
Contract charges and deductions	(111,502)	(243,582)	(3,660)	(20,185)	(278,763)	(596,407)
Surrenders	(619,274)	(772,911)	(65,497)	(89,596)	(1,702,688)	(2,123,213)
Other	2,281	(149)	(297)	(2)	3,761	1,837

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(15,140,649)	(2,436,208)	131,121	40,481	(42,619,310)	(3,916,531)

NET INCREASE (DECREASE) IN NET ASSETS	(14,175,896)	1,415,278	72,284	157,550	(45,631,439)	5,496,697

NET ASSETS
Beginning of Year	16,160,816	14,745,538	769,356	611,806	47,905,267	42,408,570

End of Year	$1,984,920	$16,160,816	$841,640	$769,356	$2,273,828	$47,905,267

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010	2011	2010
	International Large-Cap		International Small-Cap		International Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($266,735)	($372,627)	$418,876	$296,501	$346,637	$452,427
Realized gain (loss)	8,085,972	(6,564,701)	5,987,274	(4,289,605)	5,081,919	(7,050,703)
Change in net unrealized appreciation (depreciation) on investments	(7,108,772)	12,768,109	(6,015,822)	10,075,577	(5,855,091)	6,623,970

Net Increase (Decrease) in Net Assets Resulting from Operations	710,465	5,830,781	390,328	6,082,473	(426,535)	25,694

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,908,723	3,630,809	855,423	1,548,227	1,255,095	2,655,142
Transfers between variable and fixed accounts, net	(72,815,727)	(1,158,010)	(32,865,625)	562,604	(44,351,711)	(7,533,668)
Contract charges and deductions	(711,311)	(856,550)	(207,762)	(324,517)	(500,764)	(576,922)
Surrenders	(2,664,316)	(3,672,469)	(1,103,020)	(1,390,417)	(1,692,508)	(2,646,583)
Other	9,822	411	4,651	(584)	5,935	1,650

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(74,272,809)	(2,055,809)	(33,316,333)	395,313	(45,283,953)	(8,100,381)

NET INCREASE (DECREASE) IN NET ASSETS	(73,562,344)	3,774,972	(32,926,005)	6,477,786	(45,710,488)	(8,074,687)

NET ASSETS
Beginning of Year	75,734,494	71,959,522	33,602,618	27,124,832	47,723,246	55,797,933

End of Year	$2,172,150	$75,734,494	$676,613	$33,602,618	$2,012,758	$47,723,246

	American Funds		Pacific Dynamix -		Pacific Dynamix -
	Asset Allocation		Conservative Growth		Moderate Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$114,884	($66,431)	$74,449	$9,761	$121,225	$23,279
Realized gain (loss)	38,721	(7,712)	191,516	29,521	127,666	50,396
Change in net unrealized appreciation (depreciation) on investments	(199,142)	599,701	(204,692)	63,635	(372,557)	222,351

Net Increase (Decrease) in Net Assets Resulting from Operations	(45,537)	525,558	61,273	102,917	(123,666)	296,026

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,003,272	481,215	1,414,503	351,448	4,047,205	1,374,665
Transfers between variable and fixed accounts, net	443,904	1,579,046	1,203,063	578,337	1,614,332	1,062,221
Contract charges and deductions	(71,582)	(44,496)	(15,442)	(9,588)	(34,705)	(16,512)
Surrenders	(98,815)	(244,756)	(107,115)	(50,526)	(196,343)	(63,765)
Other	(56)	(124)	478	4,371	(284)	(757)

Net Increase in Net Assets Derived from Contract Owner Transactions	1,276,723	1,770,885	2,495,487	874,042	5,430,205	2,355,852

NET INCREASE IN NET ASSETS	1,231,186	2,296,443	2,556,760	976,959	5,306,539	2,651,878

NET ASSETS
Beginning of Year	5,609,765	3,313,322	1,519,724	542,765	3,772,987	1,121,109

End of Year	$6,840,951	$5,609,765	$4,076,484	$1,519,724	$9,079,526	$3,772,987

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Year Ended	Period Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2011
	Pacific Dynamix -		Portfolio Optimization	Portfolio Optimization
	Growth		Conservative(1)	Moderate-Conservative(1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$48,105	$8,397	$6,128	($49,474)
Realized gain (loss)	73,507	47,686	(542,957)	(335,165)
Change in net unrealized appreciation (depreciation) on investments	(250,666)	83,374	8,019	(1,873,704)

Net Increase (Decrease) in Net Assets Resulting from Operations	(129,054)	139,457	(528,810)	(2,258,343)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	2,732,500	1,183,124	4,423,615	7,191,166
Transfers between variable and fixed accounts, net	1,201,942	218,646	114,764,523	154,857,120
Contract charges and deductions	(16,068)	(6,215)	(576,647)	(1,164,394)
Surrenders	(124,724)	(5,181)	(4,983,251)	(6,478,188)
Other	(965)	(54)	(12,776)	(17,133)

Net Increase in Net Assets Derived from Contract Owner Transactions	3,792,685	1,390,320	113,615,464	154,388,571

NET INCREASE IN NET ASSETS	3,663,631	1,529,777	113,086,654	152,130,228

NET ASSETS
Beginning of Year or Period	1,962,457	432,680	—	—

End of Year or Period	$5,626,088	$1,962,457	$113,086,654	$152,130,228

	Portfolio Optimization		Portfolio Optimization	Portfolio Optimization
	Moderate(1)		Growth(1)	Aggressive-Growth(1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($704,950)		($1,333,318)	($529,983)
Realized loss	(1,896,663)		(3,176,808)	(600,852)
Change in net unrealized depreciation on investments	(14,110,461)		(18,901,670)	(7,609,716)

Net Decrease in Net Assets Resulting from Operations	(16,712,074)		(23,411,796)	(8,740,551)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	16,307,960		11,532,972	2,486,823
Transfers between variable and fixed accounts, net	537,147,330		506,781,322	141,413,614
Contract charges and deductions	(2,577,979)		(2,255,336)	(1,788,305)
Surrenders	(18,073,042)		(13,387,530)	(3,128,434)
Other	(56,976)		(53,704)	(53,755)

Net Increase in Net Assets Derived from Contract Owner Transactions	532,747,293		502,617,724	138,929,943

NET INCREASE IN NET ASSETS	516,035,219		479,205,928	130,189,392

NET ASSETS
Beginning of Period	—		—	—

End of Period	$516,035,219		$479,205,928	$130,189,392

(1)	Operations commenced during 2011 (See Note 1 in Notes to Financial Statements).
See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010	2011	2010
	Invesco V.I. Balanced-Risk		AllianceBernstein VPS Balanced		BlackRock Capital Appreciation
	Multi-Asset Series II		Wealth Strategy Class B		V.I. Class III(1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($20,813)	($4,751)	$33,988	$30,373	($103)	($6)
Realized gain (loss)	45,074	(1,051)	(48,846)	(14,408)	1,704	5
Change in net unrealized appreciation (depreciation) on investments	127,963	26,916	(220,885)	275,751	(6,502)	1,613

Net Increase (Decrease) in Net Assets Resulting from Operations	152,224	21,114	(235,743)	291,716	(4,901)	1,612

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	378,373	13,750	1,325,531	969,662	18,000	1,276
Transfers between variable and fixed accounts, net	2,346,800	(36,305)	180,835	226,049	50,831	11,513
Contract charges and deductions	(28,239)	(2,687)	(36,029)	(220,203)	(182)	(32)
Surrenders	(20,160)	(1,946)	(109,147)	(72,026)	(85)	—
Other	(4,435)	(4)	5	(285)	(2)	(1)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	2,672,339	(27,192)	1,361,195	903,197	68,562	12,756

NET INCREASE (DECREASE) IN NET ASSETS	2,824,563	(6,078)	1,125,452	1,194,913	63,661	14,368

NET ASSETS
Beginning of Year or Period	333,047	339,125	3,742,111	2,547,198	14,368	—

End of Year or Period	$3,157,610	$333,047	$4,867,563	$3,742,111	$78,029	$14,368

	BlackRock Global Allocation		Franklin Templeton VIP Founding		Franklin Templeton VIP Founding
	V.I. Class III		Funds Allocation Class 2(2)		Funds Allocation Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$408,060	($131,957)	($41)		($94,829)	$36,823
Realized gain (loss)	1,253,162	100,366	(4)		(68,508)	(42,011)
Change in net unrealized appreciation (depreciation) on investments	(3,785,120)	2,995,872	(85)		(57,579)	475,150

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,123,898)	2,964,281	(130)		(220,916)	469,962

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	5,855,497	2,528,008	1,460		1,036,105	406,341
Transfers between variable and fixed accounts, net	4,701,614	3,296,326	7,792		(333,807)	574,553
Contract charges and deductions	(487,161)	(512,299)	(75)		(73,466)	(48,583)
Surrenders	(1,573,201)	(810,197)	—		(218,348)	(54,380)
Other	56	(290)	(—)		321	(793)

Net Increase in Net Assets Derived from Contract Owner Transactions	8,496,805	4,501,548	9,177		410,805	877,138

NET INCREASE IN NET ASSETS	6,372,907	7,465,829	9,047		189,889	1,347,100

NET ASSETS
Beginning of Year or Period	40,945,614	33,479,785	—		6,118,287	4,771,187

End of Year or Period	$47,318,521	$40,945,614	$9,047		$6,308,176	$6,118,287

(1)	Operations commenced on June 22, 2010.

(2)	Operations commenced during 2011 (See Note 1 in Notes to Financial Statements).
See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Period Ended	Year/Period Ended	Period Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010	2011	2010
	Mutual Global Discovery		Templeton Global Bond		GE Investments Total
	Securities Class 2(1)		Securities Class 2(2)		Return Class 3
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$500	$58	($42)		$33,343	($1,453)
Realized gain (loss)	1,269	(1)	(18)		(7,505)	2,113
Change in net unrealized appreciation (depreciation) on investments	(4,715)	942	(497)		(246,869)	274,954

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,946)	999	(557)		(221,031)	275,614

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	31,023	1,418	11,023		1,785,143	1,105,247
Transfers between variable and fixed accounts, net	42,304	19,805	(296)		1,030,431	(349,346)
Contract charges and deductions	(206)	(35)	—		(61,389)	(146,793)
Surrenders	(94)	(—)	—		(94,610)	(59,930)
Other	(2)	(1)	(—)		(83)	(148)

Net Increase in Net Assets Derived from Contract Owner Transactions	73,025	21,187	10,727		2,659,492	549,030

NET INCREASE IN NET ASSETS	70,079	22,186	10,170		2,438,461	824,644

NET ASSETS
Beginning of Year or Period	22,186	—	—		3,872,939	3,048,295

End of Year or Period	$92,265	$22,186	$10,170		$6,311,400	$3,872,939

	Lord Abbett International		Lord Abbett Total		MFS Investors Growth Stock
	Core Equity Class VC(1)		Return Class VC(1)		Series - Service Class(2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$212	$17	$1,490	$571	($13)
Realized gain (loss)	(50)	(1)	1,447	643	(18)
Change in net unrealized appreciation (depreciation) on investments	(5,489)	678	3,155	(1,258)	(130)

Net Increase (Decrease) in Net Assets Resulting from Operations	(5,327)	694	6,092	(44)	(161)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	12,000	851	30,000	2,126	11,023
Transfers between variable and fixed accounts, net	35,562	8,833	24,145	44,673	(476)
Contract charges and deductions	(120)	(21)	(327)	(50)	—
Surrenders	(57)	—	(145)	—	—
Other	(2)	(1)	(2)	(1)	(—)

Net Increase in Net Assets Derived from Contract Owner Transactions	47,383	9,662	53,671	46,748	10,547

NET INCREASE IN NET ASSETS	42,056	10,356	59,763	46,704	10,386

NET ASSETS
Beginning of Year or Period	10,356	—	46,704	—	—

End of Year or Period	$52,412	$10,356	$106,467	$46,704	$10,386

(1)	Operations commenced on June 22, 2010.

(2)	Operations commenced during 2011 (See Note 1 in Notes to Financial Statements).
See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Year Ended	Year/Period Ended	Year/Period Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011	2010	2011	2010	2011	2010
	MFS Total Return		MFS Value		PIMCO Global
	Series - Service Class (1)		Series - Service Class (2)		Multi-Asset - Advisor Class (3)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$171		$384	($38)	$67,088	$17,220
Realized gain (loss)	(42)		(21)	—	112,155	1,232
Change in net unrealized appreciation (depreciation) on investments	2,145		(1,417)	1,785	(128,836)	24,750

Net Increase (Decrease) in Net Assets Resulting from Operations	2,274		(1,054)	1,747	50,407	43,202

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	136,495		31,023	1,418	2,849,717	595,106
Transfers between variable and fixed accounts, net	91,917		50,598	19,724	2,878,789	587,320
Contract charges and deductions	(157)		(206)	(35)	(88,777)	(525)
Surrenders	—		(93)	—	(269,633)	(49,901)
Other	(6)		(3)	(1)	1,600	87

Net Increase in Net Assets Derived from Contract Owner Transactions	228,249		81,319	21,106	5,371,696	1,132,087

NET INCREASE IN NET ASSETS	230,523		80,265	22,853	5,422,103	1,175,289

NET ASSETS
Beginning of Year or Period	—		22,853	—	1,175,289	—

End of Year or Period	$230,523		$103,118	$22,853	$6,597,392	$1,175,289

	JPMorgan Insurance Trust		JPMorgan Insurance Trust
	Equity Index Class 1		U.S. Equity Class 1(4)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$68	$133	$2,317	($2,311)
Realized loss	(26)	(55)	(13,841)	(35,961)
Change in net unrealized appreciation on investments	17	2,167	8,174	101,608

Net Increase (Decrease) in Net Assets Resulting from Operations	59	2,245	(3,350)	63,336

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	—	—	1,202	1,723
Transfers between variable and fixed accounts, net	—	—	(517,571)	(114,754)
Contract charges and deductions	—	—	(1,835)	(7,691)
Surrenders	—	—	(9,632)	(16,176)
Other	—	(—)	100	9

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	—	—	(527,736)	(136,889)

NET INCREASE (DECREASE) IN NET ASSETS	59	2,245	(531,086)	(73,553)

NET ASSETS
Beginning of Year or Period	19,762	17,517	531,086	604,639

End of Year or Period	$19,821	$19,762	$—	$531,086

(1)	Operations commenced during 2011 (See Note 1 in Notes to Financial Statements).

(2)	Operations commenced on June 22, 2010.

(3)	Operations commenced on May 10, 2010.

(4)	All units were fully redeemed or transferred prior to December 31, 2011 (See Note 1 in Notes to Financial Statements).
See Notes to Financial Statements

SEPARATE ACCOUNT A
FINANCIAL HIGHLIGHTS
     A summary of units outstanding, net assets, accumulation unit values (“AUV”), expense ratios, investment income ratios, and total returns for each year or period ended December 31 are presented in the table below.

	At the End of Each Year or Period
							Investment
Variable Accounts	Units	Net	AUV (2)		Expense Ratio (3)		Income	Total Return (5)
For Each Year or Period Ended	Outstanding (1)	Assets (1)	Lowest	Highest	Lowest	Highest	Ratio (4)	Lowest	Highest

Cash Management
2011	408,518	$4,145,190	$9.50	$12.88	0.40%	1.85%	0.00%	(1.83%)	(0.40%)
2010	404,419	4,179,900	9.67	13.06	0.40%	1.85%	0.01%	(1.88%)	(0.45%)
2009	669,267	7,014,068	9.85	13.25	0.40%	1.85%	0.23%	(1.67%)	(0.23%)
2008	1,136,036	12,081,669	10.33	13.41	0.40%	1.85%	2.22%	0.49%	1.95%
2007	551,343	5,880,103	10.20	13.29	0.40%	1.85%	4.87%	3.06%	4.57%

Diversified Bond
2011	162,481	$1,878,990	$10.27	$12.55	0.40%	2.00%	3.44%	4.00%	5.52%
2010	8,833,710	98,394,790	10.60	11.89	0.40%	2.00%	3.16%	5.90%	7.61%
2009	6,489,131	68,086,785	10.01	11.05	0.40%	2.00%	3.96%	11.88%	13.68%
2008	5,401,678	50,572,169	9.05	9.72	0.40%	2.00%	4.06%	(9.49%)	(8.17%)
2007	4,617,510	47,784,616	9.95	10.59	0.40%	1.85%	5.04%	(0.55%)	0.91%

Floating Rate Loan
2011	160,609	$1,422,290	$8.70	$10.84	0.40%	2.00%	9.90%	0.63%	2.10%
2010	3,923,832	34,225,952	8.65	10.76	0.40%	2.00%	4.66%	5.15%	6.85%
2009	3,859,677	31,865,722	8.21	10.21	0.40%	2.00%	5.01%	21.85%	23.81%
2008	2,786,166	18,799,133	6.73	7.19	0.40%	2.00%	7.54%	(30.58%)	(29.56%)
05/04/2007 - 12/31/2007	1,858,008	18,024,546	9.69	9.79	0.40%	1.85%	6.55%	(3.08%)	(2.15%)

High Yield Bond
2011	218,941	$3,234,418	$10.33	$18.90	0.40%	2.00%	8.10%	1.53%	3.00%
2010	2,022,723	29,747,299	11.14	18.53	0.40%	2.00%	7.74%	12.26%	14.07%
2009	2,083,452	27,590,506	10.27	16.41	0.40%	2.00%	8.98%	37.11%	39.31%
2008	1,325,511	13,007,918	7.45	11.89	0.40%	2.00%	9.01%	(23.63%)	(22.51%)
2007	992,847	12,976,478	9.70	15.50	0.40%	1.85%	7.65%	0.55%	2.03%

Inflation Managed
2011	470,933	$7,742,381	$10.03	$23.15	0.40%	2.00%	2.28%	9.64%	11.41%
2010	9,095,465	138,245,290	10.61	20.99	0.40%	2.00%	2.00%	6.62%	8.34%
2009	8,651,634	124,132,789	10.04	19.57	0.40%	2.00%	4.21%	18.41%	20.32%
2008	7,855,762	96,389,562	8.71	16.43	0.40%	2.00%	2.87%	(11.00%)	(9.70%)
2007	7,181,984	100,602,628	10.85	18.37	0.40%	1.85%	4.31%	8.11%	9.70%

Inflation Protected (6)
06/08/2011 - 12/31/2011	12,848	$137,464	$10.68	$10.73	1.15%	1.85%	12.88%	6.38%	6.38%

Managed Bond
2011	539,496	$8,365,487	$9.98	$22.91	0.40%	2.00%	1.31%	1.84%	3.43%
2010	10,782,280	169,666,701	10.64	22.37	0.40%	2.00%	3.70%	6.80%	8.53%
2009	8,356,476	123,701,624	10.06	20.82	0.40%	2.00%	7.01%	18.61%	20.53%
2008	7,137,647	89,937,533	9.40	17.45	0.40%	2.00%	4.67%	(3.51%)	(2.10%)
2007	6,282,586	83,079,953	10.75	18.00	0.40%	1.85%	4.54%	6.53%	8.10%

Short Duration Bond
2011	231,937	$24,422,385	$9.95	$11.75	0.40%	2.00%	1.26%	(1.07%)	0.47%
2010	4,782,689	50,472,324	10.12	11.69	0.40%	2.00%	1.50%	1.36%	2.99%
2009	4,347,541	45,131,399	9.98	11.35	0.40%	2.00%	3.09%	6.51%	8.22%
2008	4,157,853	40,423,267	9.49	10.49	0.40%	2.00%	3.97%	(6.83%)	(5.47%)
2007	3,330,990	34,740,397	10.20	11.10	0.40%	1.85%	4.48%	2.54%	4.05%

American Funds Growth
2011	237,851	$2,558,305	$8.23	$12.52	0.40%	2.00%	0.04%	(6.40%)	(5.04%)
2010 (7)	2,524,283	29,230,747	8.75	13.18	0.40%	2.00%	0.00%	15.92%	17.79%
2009	2,427,626	24,337,906	7.50	11.19	0.40%	2.00%	0.10%	36.12%	38.31%
2008	4,210,976	31,327,459	5.48	8.09	0.40%	2.00%	0.67%	(45.21%)	(44.41%)
2007	2,526,383	35,174,035	9.95	14.55	0.40%	1.85%	0.46%	9.87%	11.48%

American Funds Growth-Income
2011	217,155	$2,145,777	$7.94	$11.29	0.40%	2.00%	0.10%	(4.03%)	(2.63%)
2010 (7)	4,160,618	42,867,621	8.23	11.70	0.40%	2.00%	0.00%	8.83%	10.58%
2009	4,454,342	42,286,535	7.51	10.72	0.40%	2.00%	1.27%	28.15%	30.22%
2008	4,000,758	29,862,243	5.82	8.05	0.40%	2.00%	1.44%	(39.22%)	(38.33%)
2007	3,734,874	46,714,709	9.53	13.06	0.40%	1.85%	1.48%	2.73%	4.24%

Comstock
2011	162,672	$1,674,147	$7.71	$10.87	0.40%	2.00%	0.47%	(3.90%)	(2.84%)
2010	7,131,901	73,294,265	7.98	12.02	0.40%	2.00%	1.30%	13.14%	14.96%
2009	6,950,276	63,344,501	7.01	10.60	0.40%	2.00%	1.50%	26.13%	28.16%
2008	5,630,673	41,092,211	5.52	7.98	0.40%	2.00%	2.21%	(37.95%)	(37.04%)
2007	5,317,814	63,795,997	8.85	12.68	0.40%	1.85%	1.79%	(4.80%)	(3.40%)

Dividend Growth
2011	118,136	$1,165,647	$8.18	$11.95	0.40%	2.00%	0.24%	1.28%	2.86%
2010	3,458,255	34,169,861	8.02	11.83	0.40%	2.00%	1.21%	8.58%	10.33%
2009	1,276,681	11,669,357	7.34	10.86	0.40%	2.00%	1.41%	29.78%	31.87%
2008	2,318,104	16,405,502	5.62	7.71	0.40%	2.00%	1.12%	(40.19%)	(39.31%)
2007	2,604,022	31,317,784	9.35	12.77	0.40%	1.85%	0.79%	(0.67%)	0.79%

See explanation of references on page H-23
See Notes to Financial Statements

SEPARATE ACCOUNT A
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
							Investment
Variable Accounts	Units	Net	AUV (2)		Expense Ratio (3)		Income	Total Return (5)
For Each Year or Period Ended	Outstanding (1)	Assets (1)	Lowest	Highest	Lowest	Highest	Ratio (4)	Lowest	Highest

Equity Index
2011	139,069	$1,347,082	$8.40	$20.66	0.40%	2.00%	0.13%	(0.04%)	1.42%
2010	5,948,414	62,969,187	8.36	20.57	0.40%	2.00%	1.70%	12.54%	14.35%
2009	9,764,864	92,156,047	7.38	18.17	0.40%	2.00%	2.15%	23.86%	25.86%
2008	3,811,693	29,374,683	5.92	14.58	0.40%	2.00%	2.68%	(38.50%)	(37.60%)
2007	1,518,541	19,468,189	9.58	23.61	0.40%	1.85%	1.90%	3.29%	4.81%

Focused 30
2011	109,291	$1,380,671	$7.02	$15.00	1.15%	1.95%	0.00%	(11.44%)	(10.73%)
2010	107,913	1,508,327	7.91	16.88	1.15%	1.95%	0.00%	8.22%	9.08%
2009	83,895	1,156,748	7.30	15.55	1.15%	1.95%	0.00%	47.68%	48.71%
2008	800,124	7,676,004	4.93	11.74	0.40%	2.00%	0.06%	(51.06%)	(50.96%)
2007	42,598	909,868	21.19	21.43	1.65%	1.85%	0.36%	29.41%	29.67%

Growth LT
2011	39,291	$402,701	$8.17	$21.96	0.40%	2.00%	0.02%	(7.87%)	(7.13%)
2010	3,553,923	40,180,921	8.81	23.71	0.40%	2.00%	1.14%	9.04%	10.80%
2009	3,337,829	34,727,221	8.03	21.61	0.40%	2.00%	1.06%	34.57%	36.74%
2008	2,975,378	23,260,915	5.93	15.96	0.40%	2.00%	0.63%	(42.04%)	(41.19%)
2007	1,821,761	25,233,718	10.17	27.42	0.40%	1.85%	0.50%	13.50%	14.01%

Large-Cap Growth
2011	154,407	$1,254,365	$7.99	$8.51	0.40%	2.00%	0.00%	(0.78%)	0.67%
2010	5,591,365	45,558,652	6.47	12.44	0.40%	2.00%	0.00%	12.26%	14.07%
2009	5,334,327	38,509,878	5.74	11.05	0.40%	2.00%	0.07%	37.72%	39.94%
2008	2,533,415	13,197,626	4.15	5.46	0.40%	2.00%	0.00%	(51.39%)	(50.67%)
2007	1,957,454	20,974,642	8.52	11.06	0.40%	1.85%	0.00%	19.39%	21.14%

Large-Cap Value
2011	186,609	$1,945,963	$8.19	$13.59	0.40%	2.00%	0.31%	2.80%	4.30%
2010	9,639,844	98,832,049	7.93	13.16	0.40%	2.00%	1.57%	6.92%	8.65%
2009	9,867,723	95,075,869	7.37	12.24	0.40%	2.00%	2.32%	20.69%	22.64%
2008	6,418,608	51,825,839	6.07	10.08	0.40%	2.00%	1.98%	(35.99%)	(35.06%)
2007	4,970,862	64,102,793	9.43	15.68	0.40%	1.85%	1.44%	1.63%	3.12%

Long/Short Large-Cap
2011	81,835	$711,190	$8.52	$8.82	0.40%	2.00%	0.31%	(4.39%)	(3.72%)
2010	6,181,798	55,921,978	8.86	11.84	0.40%	2.00%	0.86%	10.00%	11.78%
2009	5,701,649	46,701,664	8.05	10.73	0.40%	2.00%	0.89%	25.03%	27.05%
05/02/2008 - 12/31/2008	3,320,814	21,674,912	6.44	6.58	0.40%	2.00%	1.00%	(35.84%)	(35.21%)

Main Street Core
2011	128,859	$1,283,187	$8.27	$17.01	0.40%	2.00%	0.09%	(1.36%)	0.08%
2010	3,430,628	34,461,656	8.35	17.17	0.40%	2.00%	0.83%	13.84%	15.68%
2009	3,631,134	32,033,705	7.28	14.99	0.40%	2.00%	1.41%	26.79%	28.84%
2008	4,882,545	34,239,243	5.71	11.75	0.40%	2.00%	1.55%	(39.99%)	(39.11%)
2007	4,229,194	50,245,909	9.46	19.50	0.40%	1.85%	1.38%	2.48%	3.98%

Mid-Cap Equity
2011	155,740	$1,878,124	$8.04	$20.90	0.40%	2.00%	0.06%	(7.22%)	(5.77%)
2010	4,419,943	59,243,914	8.61	22.41	0.40%	2.00%	1.00%	21.05%	23.00%
2009	4,611,758	51,731,616	7.07	18.40	0.40%	2.00%	0.96%	36.89%	39.10%
2008	8,511,329	71,167,633	5.13	13.36	0.40%	2.00%	1.78%	(40.12%)	(39.24%)
2007	6,618,463	96,697,496	8.52	22.21	0.40%	1.85%	0.89%	(3.95%)	(2.54%)

Mid-Cap Growth
2011	145,979	$1,710,877	$8.90	$12.37	0.40%	2.00%	0.00%	(9.49%)	(8.50%)
2010	2,926,604	38,105,815	10.06	14.27	0.40%	2.00%	0.19%	30.68%	32.78%
2009	3,110,344	30,981,317	7.67	10.90	0.40%	2.00%	0.37%	56.18%	58.69%
2008	2,173,344	13,914,220	4.89	6.64	0.40%	2.00%	0.13%	(49.31%)	(48.57%)
2007	2,227,616	28,435,634	9.62	13.07	0.40%	1.85%	0.49%	20.65%	22.42%

Mid-Cap Value
2011	49,994	$720,549	$8.54	$14.67	0.40%	2.00%	5.23%	(7.50%)	(6.76%)
2010	2,590,027	40,414,963	11.66	15.94	0.40%	2.00%	1.10%	18.80%	20.72%
05/01/2009 - 12/31/2009	2,520,417	32,989,307	11.00	13.20	0.40%	2.00%	0.96%	30.61%	32.01%

Small-Cap Equity
2011	39,807	$528,269	$10.12	$15.78	0.40%	2.00%	0.17%	(5.15%)	(3.76%)
2010	2,667,084	38,301,473	10.62	16.40	0.40%	2.00%	0.80%	17.73%	19.63%
2009	1,803,360	22,049,272	8.96	13.71	0.40%	2.00%	0.74%	27.64%	29.70%
2008	1,806,140	17,496,290	6.98	10.57	0.40%	2.00%	0.64%	(27.47%)	(26.41%)
2007	810,438	11,108,895	9.57	14.36	0.40%	1.85%	0.30%	4.08%	4.55%

Small-Cap Growth
2011	89,120	$976,324	$9.34	$12.25	0.40%	2.00%	0.00%	(4.87%)	(3.48%)
2010	1,670,344	19,173,995	9.77	13.74	0.40%	2.00%	0.00%	23.52%	25.51%
2009	1,742,004	16,184,187	7.86	11.10	0.40%	2.00%	0.00%	44.52%	46.85%
2008	2,258,485	14,566,689	5.40	6.88	0.40%	2.00%	0.00%	(48.09%)	(47.32%)
2007	1,438,963	18,108,321	10.35	13.17	0.40%	1.85%	0.00%	12.98%	14.64%

See Notes to Financial Statements
See explanation of references on page H-23

SEPARATE ACCOUNT A
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
							Investment
Variable Accounts	Units	Net	AUV (2)		Expense Ratio (3)		Income	Total Return (5)
For Each Year or Period Ended	Outstanding (1)	Assets (1)	Lowest	Highest	Lowest	Highest	Ratio (4)	Lowest	Highest

Small-Cap Index
2011	59,013	$705,012	$8.52	$16.07	0.40%	2.00%	0.20%	(6.26%)	(4.89%)
2010	303,333	4,077,361	9.04	17.07	0.40%	2.00%	0.85%	23.92%	25.92%
2009	333,744	3,660,900	7.25	13.69	0.40%	2.00%	1.27%	25.65%	27.68%
2008	325,432	2,866,946	5.73	10.83	0.40%	2.00%	0.80%	(36.22%)	(35.29%)
2007	1,743,285	24,780,999	8.94	16.91	0.40%	1.85%	1.87%	(3.82%)	(2.41%)

Small-Cap Value
2011	90,244	$1,717,586	$10.02	$25.06	0.40%	2.00%	0.50%	0.43%	1.90%
2010	883,789	16,682,734	9.93	24.59	0.40%	2.00%	1.98%	22.86%	24.84%
2009	1,138,717	17,748,325	8.03	19.70	0.40%	2.00%	2.82%	24.66%	26.67%
2008	679,724	8,898,964	6.40	15.55	0.40%	2.00%	2.68%	(29.54%)	(28.51%)
2007	521,231	10,440,985	9.04	21.76	0.40%	1.85%	2.24%	1.23%	2.72%

Health Sciences
2011	121,018	$1,899,409	$10.94	$17.15	1.15%	1.95%	0.00%	9.78%	10.66%
2010	96,371	1,383,093	11.22	15.58	1.15%	1.95%	0.00%	20.96%	21.93%
2009	68,378	822,535	9.22	12.84	1.15%	1.95%	0.11%	24.89%	25.46%
2008	32,343	327,549	8.93	10.26	1.40%	1.85%	1.19%	(29.48%)	(29.16%)
2007	34,403	494,178	12.81	14.52	1.40%	1.85%	0.00%	14.33%	14.84%

Real Estate
2011	118,600	$1,984,920	$8.13	$33.69	0.40%	2.00%	0.00%	4.18%	5.70%
2010	935,185	16,160,816	7.76	32.20	0.40%	2.00%	1.38%	27.96%	30.02%
2009	1,070,801	14,745,538	6.03	25.01	0.40%	2.00%	2.13%	29.65%	31.75%
2008	935,547	10,330,848	4.62	19.17	0.40%	2.00%	3.77%	(41.09%)	(40.23%)
2007	912,559	18,857,709	7.80	32.40	0.40%	1.85%	1.34%	(17.71%)	(16.50%)

Technology
2011	89,168	$841,640	$5.60	$9.97	1.15%	1.85%	0.00%	(6.64%)	(5.99%)
2010	75,483	769,356	5.98	13.44	1.15%	1.85%	0.00%	19.28%	20.12%
2009	71,735	611,806	4.99	8.92	1.15%	1.85%	0.00%	49.78%	50.45%
2008	42,347	239,650	3.32	5.94	1.40%	1.85%	0.11%	(52.53%)	(52.31%)
2007	40,035	475,550	6.95	12.49	1.40%	1.85%	0.05%	20.77%	21.31%

Emerging Markets
2011	110,485	$2,273,828	$7.94	$47.95	0.40%	2.00%	1.42%	(19.55%)	(18.29%)
2010	1,391,026	47,905,267	11.74	58.68	0.40%	2.00%	1.12%	24.51%	26.51%
2009	1,471,354	42,408,570	9.43	46.39	0.40%	2.00%	0.91%	81.14%	84.06%
2008	1,431,464	24,438,901	5.21	25.20	0.40%	2.00%	1.83%	(48.65%)	(47.89%)
2007	1,037,150	39,878,897	11.42	48.37	0.40%	1.85%	1.18%	30.64%	32.56%

International Large-Cap
2011	182,133	$2,172,150	$8.04	$15.29	0.40%	2.00%	0.96%	(11.85%)	(10.48%)
2010	5,285,269	75,734,494	9.07	17.08	0.40%	2.00%	1.12%	8.19%	9.94%
2009	5,365,802	71,959,522	8.33	15.53	0.40%	2.00%	1.64%	30.97%	33.08%
2008	5,074,108	53,226,176	6.32	11.67	0.40%	2.00%	2.44%	(36.54%)	(35.61%)
2007	3,930,403	67,632,662	9.90	18.13	0.40%	1.85%	1.55%	7.25%	8.82%

International Small-Cap
2011	93,339	$676,613	$6.36	$7.86	0.40%	2.00%	4.09%	(13.87%)	(12.62%)
2010	4,055,256	33,602,618	7.35	12.61	0.40%	2.00%	2.67%	22.39%	24.36%
2009	4,010,926	27,124,832	5.96	10.28	0.40%	2.00%	1.47%	27.70%	29.76%
2008	3,297,196	17,493,433	4.64	5.57	0.40%	2.00%	2.36%	(48.80%)	(48.05%)
2007	2,516,581	26,302,945	9.02	10.73	0.40%	1.85%	1.31%	2.80%	4.31%

International Value
2011	245,862	$2,012,758	$5.30	$10.52	0.40%	2.00%	3.00%	(14.59%)	(13.25%)
2010	4,938,844	47,723,246	6.17	12.25	0.40%	2.00%	2.58%	0.56%	2.18%
2009	5,736,169	55,797,933	6.09	12.11	0.40%	2.00%	2.10%	25.47%	27.49%
2008	7,305,689	57,977,422	4.82	9.59	0.40%	2.00%	3.51%	(48.74%)	(47.99%)
2007	5,011,159	81,225,563	9.37	18.63	0.40%	1.85%	2.48%	4.28%	5.82%

American Funds Asset Allocation
2011	486,664	$6,840,951	$9.33	$14.20	1.15%	2.00%	3.29%	(1.07%)	(0.23%)
2010	396,566	5,609,765	11.62	14.23	1.15%	2.00%	0.00%	9.82%	10.76%
02/10/2009 - 12/31/2009	258,772	3,313,322	10.58	12.85	1.15%	2.00%	4.74%	26.52%	26.52%

Pacific Dynamix - Conservative Growth
2011	326,641	$4,076,484	$9.77	$12.58	1.10%	1.85%	4.47%	1.04%	1.74%
2010	123,372	1,519,724	12.22	12.36	1.15%	1.85%	2.24%	8.26%	9.02%
06/29/2009 - 12/31/2009	47,913	542,765	11.29	11.34	1.15%	1.85%	4.23%	10.44%	10.44%

Pacific Dynamix - Moderate Growth
2011	706,472	$9,079,526	$9.37	$13.04	1.10%	1.85%	3.21%	(1.36%)	(0.67%)
2010	288,336	3,772,987	12.98	13.13	1.15%	1.85%	2.29%	9.87%	10.65%
06/04/2009 - 12/31/2009	94,587	1,121,109	11.81	11.87	1.15%	1.85%	4.01%	12.94%	12.94%

See Notes to Financial Statements
See explanation of references on page H-23

SEPARATE ACCOUNT A
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
							Investment
Variable Accounts	Units	Net	AUV (2)		Expense Ratio (3)		Income	Total Return (5)
For Each Year or Period Ended	Outstanding (1)	Assets (1)	Lowest	Highest	Lowest	Highest	Ratio (4)	Lowest	Highest

Pacific Dynamix - Growth
2011	425,773	$5,626,088	$9.06	$13.74	0.40%	1.85%	2.56%	(3.64%)	(2.24%)
2010	141,556	1,962,457	13.72	14.06	0.40%	1.85%	2.00%	11.74%	12.52%
06/29/2009 - 12/31/2009	35,100	432,680	12.28	12.34	1.15%	1.85%	2.33%	17.36%	17.36%

Portfolio Optimization Conservative (6)
05/02/2011 - 12/31/2011	11,491,681	$113,086,654	$9.82	$10.16	0.40%	2.00%	1.64%	(1.60%)	(1.60%)

Portfolio Optimization Moderate-Conservative (6)
05/03/2011 - 12/31/2011	15,891,449	$152,130,228	$9.55	$10.21	0.40%	2.00%	1.52%	(4.23%)	(4.23%)

Portfolio Optimization Moderate (6)
05/02/2011 - 12/31/2011	55,488,229	$516,035,219	$9.28	$10.28	0.40%	2.00%	1.34%	(7.03%)	(7.03%)

Portfolio Optimization Growth (6)
05/13/2011 - 12/31/2011	52,994,157	$479,205,928	$9.02	$10.35	0.40%	2.00%	1.06%	(7.47%)	(7.47%)

Portfolio Optimization Aggressive-Growth (6)
05/03/2011 - 12/31/2011	14,855,932	$130,189,392	$8.74	$10.42	0.40%	2.00%	0.88%	(11.81%)	(11.81%)

Invesco V.I. Balanced-Risk Allocation Series II
2011	216,209	$3,157,610	$9.93	$14.94	0.95%	2.00%	0.13%	8.59%	9.35%
2010	24,586	333,047	13.48	13.66	1.15%	1.85%	0.17%	7.32%	8.07%
02/10/2009 - 12/31/2009	26,945	339,125	12.56	12.64	1.15%	1.85%	4.49%	25.00%	25.00%

AllianceBernstein VPS Balanced Wealth Strategy Class B
2011	537,999	$4,867,563	$8.87	$10.34	0.95%	2.00%	2.19%	(4.83%)	(4.16%)
2010	397,298	3,742,111	9.26	9.50	1.15%	2.00%	2.42%	8.28%	9.04%
2009	294,149	2,547,198	8.61	8.71	1.15%	1.85%	0.77%	22.17%	23.03%
05/08/2008 - 12/31/2008	250,166	1,765,581	7.05	7.08	1.15%	1.85%	3.05%	(29.44%)	(29.44%)

BlackRock Capital Appreciation V.I. Class III
2011	7,511	$78,029	$8.78	$11.15	0.75%	1.30%	0.60%	(9.93%)	(9.75%)
06/22/2010 - 12/31/2010	1,163	14,368	12.34	12.36	0.75%	0.95%	0.55%	20.16%	20.16%

BlackRock Global Allocation V.I. Class III
2011	4,903,787	$47,318,521	$8.95	$10.61	0.40%	2.00%	2.39%	(5.54%)	(4.02%)
2010	4,027,468	40,945,614	10.00	11.20	0.40%	2.00%	1.20%	7.59%	9.32%
2009	3,564,014	33,479,785	9.29	10.38	0.40%	2.00%	2.37%	18.52%	20.43%
05/06/2008 - 12/31/2008	1,394,118	11,003,489	7.84	7.96	0.40%	2.00%	6.98%	(21.83%)	(21.83%)

Franklin Templeton VIP Founding Funds Allocation Class 2 (6)
05/09/2011 - 12/31/2011	940	$9,047	$9.62	$9.62	1.30%	1.30%	0.00%	(9.63%)	(9.63%)

Franklin Templeton VIP Founding Funds Allocation Class 4
2011	709,309	$6,308,176	$8.70	$11.01	0.40%	2.00%	0.02%	(3.62%)	(2.79%)
2010	668,127	6,118,287	9.02	11.41	1.15%	2.00%	2.28%	8.06%	8.98%
2009	565,335	4,771,187	8.35	10.56	1.15%	2.00%	3.59%	27.68%	28.58%
05/08/2008 - 12/31/2008	217,481	1,434,378	6.58	6.61	1.15%	1.85%	8.14%	(34.15%)	(34.15%)

Mutual Global Discovery Securities Class 2
2011	8,785	$92,265	$9.50	$10.90	0.75%	1.30%	1.90%	(3.88%)	(3.68%)
06/22/2010 - 12/31/2010	1,960	22,186	11.31	11.32	0.75%	0.95%	1.87%	9.71%	9.71%

Templeton Global Bond Securities Class 2 (6)
06/17/2011 - 12/31/2011	940	$10,170	$10.82	$10.82	0.75%	0.75%	0.00%	(5.16%)	(5.16%)

GE Investments Total Return Class 3
2011	493,997	$6,311,400	$9.09	$12.98	0.75%	2.00%	2.15%	(5.01%)	(3.82%)
2010	288,708	3,872,939	10.72	13.55	0.75%	2.00%	1.42%	7.20%	8.12%
03/05/2009 - 12/31/2009	243,856	3,048,295	12.44	12.54	1.15%	2.00%	3.00%	35.36%	35.36%

Lord Abbett International Core Equity Class VC
2011	5,333	$52,414	$8.50	$10.43	0.75%	1.30%	1.80%	(14.28%)	(14.11%)
06/22/2010 - 12/31/2010	853	10,356	12.13	12.14	0.75%	0.95%	1.43%	17.13%	17.13%

Lord Abbett Total Return Class VC
2011	9,655	$106,467	$10.73	$11.17	0.75%	1.30%	2.80%	7.75%	7.96%
06/22/2010 - 12/31/2010	4,514	46,704	10.34	10.35	0.75%	0.95%	6.25%	2.65%	2.65%

MFS Investors Growth Stock Series - Service Class (6)
06/17/2011 - 12/31/2011	880	$10,386	$11.81	$11.81	0.75%	0.75%	0.52%	(1.41%)	(1.41%)

MFS Total Return Series - Service Class (6)
05/9/2011 - 12/31/2011	24,249	$230,523	$9.49	$9.52	1.15%	1.65%	1.80%	(4.48%)	(4.48%)

MFS Value Series - Service Class
2011	9,387	$103,118	$9.73	$11.44	0.75%	1.30%	1.63%	(1.41%)	(1.21%)
06/22/2010 - 12/31/2010	1,973	22,853	11.57	11.58	0.75%	0.95%	0.00%	13.49%	13.49%

See Notes to Financial Statements
See explanation of references on page H-23

SEPARATE ACCOUNT A
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
							Investment
Variable Accounts	Units	Net	AUV (2)		Expense Ratio (3)		Income	Total Return (5)
For Each Year or Period Ended	Outstanding (1)	Assets (1)	Lowest	Highest	Lowest	Highest	Ratio (4)	Lowest	Highest

PIMCO Global Multi-Asset - Advisor Class
2011	638,869	$6,597,392	$9.07	$10.55	0.40%	1.85%	2.35%	(3.60%)	(2.19%)
05/10/2010 - 12/31/2010	109,652	1,175,289	10.68	10.79	0.40%	1.85%	8.97%	9.04%	9.04%

JPMorgan Insurance Trust Equity Index Class 1
2011	1,753	$19,821	$11.31	$11.31	1.40%	1.40%	1.74%	0.30%	0.30%
2010	1,753	19,762	11.28	11.28	1.40%	1.40%	2.14%	12.82%	12.82%
2009	1,753	17,517	9.99	9.99	1.40%	1.40%	2.52%	24.68%	24.68%
2008	1,753	14,050	8.02	8.02	1.40%	1.40%	2.03%	(38.08%)	(38.08%)
2007	1,753	22,690	12.95	12.95	1.40%	1.40%	1.43%	3.63%	3.63%

JPMorgan Insurance Trust U.S. Equity Class 1
01/01/2011 - 06/24/2011	—	$—	$12.35	$12.52	1.40%	1.60%	2.35%	(0.76%)	(0.67%)
2010	42,275	531,086	12.44	12.61	1.40%	1.60%	1.02%	11.77%	12.00%
2009	53,887	604,639	11.13	11.26	1.40%	1.60%	3.47%	31.56%	31.82%
2008	80,513	685,760	8.46	8.54	1.40%	1.60%	1.52%	(35.84%)	(35.71%)
05/04/2007 - 12/31/2007	132,319	1,753,656	13.19	13.28	1.40%	1.60%	0.00%	0.54%	0.67%

(1)	The significant decrease in units outstanding and net assets during the year ended December 31, 2011 on most of the variable accounts that invest in Class I shares of the corresponding non-portfolio optimization portfolios of Pacific Select Fund was mainly due to the transfer of assets from those variable accounts to the five Portfolio Optimization Variable Accounts (Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, and Portfolio Optimization Aggressive-Growth Variable Accounts), which were added to the Separate Account during 2011 (See Note 1 in Notes to Financial Statements).

(2)	The AUV is presented as a range from lowest to highest based on the ending AUV for all product groupings as of December 31 of each year or period ended. The lowest and highest AUV may be the same for a variable account if there is only one product which has investments at the end of the year.

(3)	The expense ratios represent contract fees and expenses of the Separate Account for each period indicated. These ratios include only those expenses that result in a direct reduction of unit values. Excluded are expenses of the underlying portfolios/funds in which the variable accounts invest and charges made directly to contract owner accounts through the redemption of units (See Note 3 in Notes to Financial Statements). The expense ratios are presented as a range of lowest to highest based on the product groupings. The expense ratios for periods of less than one full year are annualized.

(4)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets. These ratios are before the deduction of mortality and expense risk (“M&E”) fees, administrative fees, and additional death benefit rider charges, if any, that are assessed against contract owner accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized. The investment income ratios for the year ended December 31, 2011 of certain variable accounts may be higher than prior years mainly due to the net investment income distributions received after the share class conversion of the underlying portfolios of Pacific Select Fund in which the variable accounts invest. Such distributions have no impact on the total returns of the variable accounts or the underlying portfolios in which the variable accounts invest.

(5)	Total returns reflect changes in unit values of the underlying portfolios/funds and deductions for M&E fees, administrative fees, and additional death benefit rider charges, if any, assessed through the daily AUV calculation. These fees and charges are assessed at annual rates ranging from 0.40% to 2.00% based on the average daily net assets of each variable account as discussed in Note 3 in Notes to the Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, charges for other optional benefit riders, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns are presented as a range of lowest to highest values based on the product grouping representing the minimum to maximum expense ratio amounts. Total returns for those individual contracts which commenced operations during the year may not be within the ranges presented. Variable Accounts with a date notation indicate the inception date of that Variable Account. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.

(6)	Operations commenced during 2011 (See Note 1 in Notes to Financial Statements).

(7)	Investment income ratio represents less than 0.005%.
See Notes to Financial Statements

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
1. ORGANIZATION
     The Separate Account A (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2011 is comprised of sixty-three subaccounts (“Variable Accounts”). The assets in each of the Variable Accounts invest in the corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund, an affiliated mutual fund (see Note 3), AIM Variable Insurance Funds (Invesco Variable Insurance Funds), AllianceBernstein Variable Products Series Fund, Inc., BlackRock Variable Series Funds, Inc., Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., Lord Abbett Series Fund, Inc., MFS Variable Insurance Trust, PIMCO Variable Insurance Trust, and JPMorgan Insurance Trust (collectively, the “Funds”). Fifty-eight of the sixty-three Variable Accounts are presented in the Schedule of Investments in Section G of this brochure.
     Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections A through F of this brochure or provided separately and should be read in conjunction with the Separate Account’s financial statements.
     The Separate Account organized and registered with the Securities and Exchange Commission (“SEC”) the following ten Variable Accounts, all of which commenced operations during 2011:

	Commenced		Commenced
Variable Accounts	Operations on	Variable Accounts	Operations on

Inflation Protected	June 8, 2011	Portfolio Optimization Aggressive-Growth	May 3, 2011
Portfolio Optimization Conservative	May 2, 2011	Franklin Templeton VIP Founding Funds Allocation Class 2	May 9, 2011
Portfolio Optimization Moderate-Conservative	May 3, 2011	Templeton Global Bond Securities Class 2	June 17, 2011
Portfolio Optimization Moderate	May 2, 2011	MFS Investors Growth Stock Series — Service Class	June 17, 2011
Portfolio Optimization Growth	May 13, 2011	MFS Total Return Series — Service Class	May 9, 2011
     Shortly after the commencement of operations of the Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, and Portfolio Optimization Aggressive-Growth Variable Accounts (the “Portfolio Optimization Variable Accounts”), significant transfers of units occurred from many of the non-Portfolio Optimization Variable Accounts into the Portfolio Optimization Variable Accounts. These transfers of units are included in “Transfers between variable and fixed accounts, net” in the Statements of Changes in Net Assets.
     Invesco V.I. Balanced-Risk Allocation Series II Variable Account and Invesco V.I. Balanced-Risk Allocation Fund Series II were formerly named Invesco Van Kampen V.I. Global Tactical Asset Allocation Series II Variable Account and Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund Series II, respectively.
     All units were fully redeemed or transferred prior to December 31, 2007 from the JPMorgan Insurance Trust Core Bond Class 1, JPMorgan Insurance Trust Mid Cap Value Class 1, and JPMorgan Insurance Trust Intrepid Growth Class 1 Variable Accounts and there have been no investments since then. All units were fully redeemed or transferred prior to December 31, 2011 from the JPMorgan Insurance Trust U.S. Equity Class 1 Variable Account. There have been no investments in the JPMorgan Insurance Trust Mid Cap Growth Class 1 Variable Account since the variable account was added to the Separate Account.
     The net assets of the Invesco V.I. Global Multi-Asset Fund Series II Portfolio, the underlying portfolio for the Invesco V.I. Global Multi-Asset Series II Variable Account were transferred to the Invesco V.I. Balanced-Risk Allocation Fund Series II, the underlying portfolio for the Invesco V.I. Balanced-Risk Allocation Series II Variable Account (the “2011 Reorganization”). The 2011 Reorganization took place on April 29, 2011. In connection with the 2011 Reorganization, a total of 69,652 outstanding accumulation units (valued at $1,021,533) of the Invesco V.I. Global Multi-Asset Series II Variable Account were exchanged for 73,174 accumulation units with equal value of the Invesco V.I. Balanced-Risk Allocation Series II Variable Account.
     The net assets of the Pacific Select Fund’s Equity and Multi-Strategy Portfolios, the underlying portfolios for the Equity and Multi-Strategy Variable Accounts, respectively, were transferred to the Pacific Select Fund’s Main Street Core and Managed Bond Portfolios (the “Surviving Portfolios”), the underlying portfolios for the Main Street Core and Managed Bond Variable Accounts, respectively, in exchange for shares of the Surviving Portfolios (the “2010 Reorganization”). The 2010 Reorganization took place on October 29, 2010. In connection with the 2010 Reorganization, a total of 38,242 outstanding accumulation units (valued at $329,878) of the Equity Variable Account were exchanged for 33,608 accumulation units with equal value of the Main Street Core Variable Account; and a total of 45,887 outstanding accumulation units (valued at $412,645) of the Multi-Strategy Variable Account were exchanged for 23,373 accumulation units (valued at $226,955) of the Main Street Core Variable Account and 11,337 accumulation units (valued at $185,690) of the Managed Bond Variable Account.
     Transfers of units related to the 2010 Reorganization and the 2011 Reorganization are included in “Transfers between variable and fixed accounts, net” in the Statements of Changes in Net Assets.
     The Separate Account was established by Pacific Life & Annuity Company (“PL&A”), a wholly-owned subsidiary of Pacific Life Insurance Company (“Pacific Life”), on January 25, 1999 and commenced operations on April 1, 2002. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of PL&A. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by PL&A, but the obligations of the Separate Account, including benefits related to variable annuity contracts, are obligations of PL&A.
     The Separate Account funds individual flexible premium variable accumulation deferred annuity contracts (the “Contracts”). The investments of the Separate Account are carried at fair value.

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
     A. Valuation of Investments and Fair Value Measurements
     Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.
     B. Security Transactions and Investment Income
     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Variable Account for its share of dividends are reinvested in additional full and fractional shares of the related Portfolios.
     C. Federal Income Taxes
     The operations of the Separate Account will be reported on the Federal income tax return of PL&A, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under current tax law, no Federal income taxes are expected to be paid by PL&A with respect to the operations of the Separate Account. PL&A will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the Contracts.
     D. Contracts in Payout Period
     Net assets allocated to Contracts in payout period are computed, on a current basis, according to the Annuity 2000 Mortality Table. The assumed investment return is 4.0 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7.0 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by PL&A and may result in additional amounts being transferred into the Variable Accounts by PL&A to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed the amounts required, transfers may be made to PL&A. For the year ended December 31, 2011, there were no adjustments to net assets allocated to Contracts in payout period.
3. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS
     Contracts funded by the Separate Account currently being sold or administered include the Pacific Portfolios, Pacific Value, Pacific Innovations Select, Pacific Odyssey, Pacific Voyages, Pacific Value Edge, Pacific One Select, Pacific Destinations, Pacific Value Select, Pacific Destinations B, and Pacific Journey Select. Each of them has two different death benefit options: the Standard Death Benefit and the Stepped-Up Death Benefit Rider, except for the Pacific Journey Select, which has four options: Without Stepped-Up Death Benefit Rider and Four Year Withdrawal Charge option (includes Standard Death Benefit), With Stepped-Up Death Benefit Rider Only, With Four Year Withdrawal Charge Option Only (includes Standard Death Benefit), and With Stepped-Up Death Benefit Rider and Four Year Withdrawal Charge Option.
     PL&A deducts from the Separate Account daily charges for mortality and expense risks (“M&E”) and administrative fees PL&A assumes, and additional death benefit rider and withdrawal option charges for Contract owners who purchased the Stepped-Up Death Benefit Rider and Four Year Withdrawal Charge Option. The additional death benefit rider and withdrawal option charges are included in M&E in the accompanying Statements of Operations. The mortality risk assumed by PL&A is the risk that the annuitant will live longer than predicted and will receive more annuity payments than anticipated. PL&A also assumes mortality risk in connection with any death benefit paid under the Contracts. The expense risk assumed is where expenses incurred in administering the Contracts and the Separate Account will exceed the amounts realized from fees and charges assessed against the Contracts. These charges are assessed daily at the following annual rates on the average daily net assets of each Variable Account that result in a direct reduction to unit values:

	Death Benefit Options
	Standard Death	With Stepped-Up
Pacific Portfolios Contracts	Benefit	Death Benefit Rider

M&E Charge	1.25%	1.25%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%

Total Annual Expenses	1.40%	1.60%

Pacific Value and Pacific Innovations Select Contracts

M&E Charge	1.40%	1.40%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%

Total Annual Expenses	1.65%	1.85%

Pacific Odyssey Contracts

M&E Charge	0.15%	0.15%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%

Total Annual Expenses	0.40%	0.60%

Pacific Voyages Contracts

M&E Charge	1.00%	1.00%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%

Total Annual Expenses	1.15%	1.35%

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)

	Death Benefit Options
	Standard Death	With Stepped-Up
Pacific Value Edge Contracts	Benefit	Death Benefit Rider

M&E Charge	1.55%	1.55%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%

Total Annual Expenses	1.80%	2.00%

Pacific One Select Contracts

M&E Charge	1.50%	1.50%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%

Total Annual Expenses	1.75%	1.95%

Pacific Value Select Contracts

M&E Charge	1.45%	1.45%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%

Total Annual Expenses	1.60%	1.80%

Pacific Destinations B Contracts

M&E Charge	1.15%	1.15%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%

Total Annual Expenses	1.30%	1.50%

Pacific Destinations Contracts

M&E Charge	0.60%	0.60%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%

Total Annual Expenses	0.75%	0.95%

	Without			With
	Stepped-Up			Stepped-Up
	Death	With	With Four	Death
	Benefit Rider	Stepped-Up	Year	Benefit Rider
	and Four Year	Death	Withdrawal	and Four Year
	Withdrawal	Benefit Rider	Charge	Withdrawal
Pacific Journey Select Contracts	Charge Option	Only	Option Only	Charge Option
M&E Charge	0.95%	0.95%	0.95%	0.95%
Administrative Fee	0.15%	0.15%	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%	None	0.20%
Four Year Withdrawal Charge	None	None	0.35%	0.35%

Total Annual Expenses	1.10%	1.30%	1.45%	1.65%

     Under the Contracts, PL&A makes certain deductions from the net assets of each Variable Account through a redemption of units for maintenance fees, any other optional benefit riders, any state premium taxes, and any withdrawal and surrender charges, and are shown as a decrease in Contract owner transactions in the accompanying Statements of Changes in Net Assets. For some Contracts, a surrender charge is imposed if the Contract is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual Contract. Most Contracts offer optional benefits that can be added to the Contract by rider. The charges for riders can range depending on the individual Contract. These fees and charges are assessed directly to each Contract owner account through a redemption of units. Withdrawal and surrender charges are included in surrenders and all other fees and charges are included in contract charges and deductions in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by PL&A and are not reflected in the accompanying financial statements.
     In addition to the Separate Account’s own operating expenses, they also indirectly bear a portion of the operating expenses of the applicable Portfolios in which the Variable Accounts invest.
     The assets of certain Variable Accounts invest in Class I shares of the corresponding Portfolios of Pacific Select Fund (“PSF”), an affiliated mutual fund. Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays a class-specific service fee to Pacific Select Distributors, Inc. (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF’s Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and service fee rates are disclosed in Note 6 in Notes to Financial Statements of PSF, which are included in Section D of this brochure. For the year ended December 31, 2011, PLFA received net advisory fees from PSF at effective annual rates ranging from 0.00% to 0.96% which are based on an annual percentage of average daily net assets of each Portfolio of PSF and PSD received a service fee of 0.20% from Class I shares only of PSF based on an annual percentage of average daily net assets of each Portfolio of PSF.
4. RELATED PARTY AGREEMENT
     PSD serves as principal underwriter of the Contracts funded by interests in the Separate Account, without remuneration from the Separate Account.
5. PURCHASES AND SALES OF INVESTMENTS
     The cost of purchases and proceeds from sales of investments for the year or period ended December 31, 2011, were as follows:

Variable Accounts	Purchases	Sales
Cash Management	$6,868,522	$6,903,233
Diversified Bond	6,711,177	104,543,590
Floating Rate Loan	3,769,846	35,589,089
High Yield Bond	3,474,633	29,689,921
Inflation Managed	15,837,081	146,975,800
Inflation Protected (1)	144,385	3,826
Managed Bond	15,907,864	175,324,481
Short Duration Bond	4,665,777	52,889,544

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)

Variable Accounts	Purchases	Sales
American Funds Growth	$1,790,215	$28,611,042
American Funds Growth-Income	2,557,168	43,376,355
Comstock	3,629,924	75,448,362
Dividend Growth	2,951,614	35,250,863
Equity Index	1,921,552	64,665,212
Focused 30	290,496	267,377
Growth LT	2,893,635	40,941,792
Large-Cap Growth	6,603,470	46,991,626
Large-Cap Value	2,900,889	103,936,649
Long/Short Large-Cap	7,400,296	57,359,178
Main Street Core	3,718,595	33,788,489
Mid-Cap Equity	9,622,686	59,423,489
Mid-Cap Growth	3,544,175	39,829,903
Mid-Cap Value	10,134,179	42,317,251
Small-Cap Equity	7,871,194	39,637,992
Small-Cap Growth	3,513,917	20,142,632
Small-Cap Index	238,643	3,635,595
Small-Cap Value	3,077,566	16,406,651
Health Sciences	907,964	463,964
Real Estate	1,543,798	16,227,144
Technology	481,227	207,140
Emerging Markets	3,943,416	46,621,463
International Large-Cap	2,358,240	76,906,471
International Small-Cap	1,922,400	34,823,898
International Value	2,846,072	47,788,603
American Funds Asset Allocation	2,279,050	807,402
Pacific Dynamix — Conservative Growth	3,055,322	283,308
Pacific Dynamix — Moderate Growth	6,035,095	331,701
Pacific Dynamix — Growth	5,019,455	1,091,021
Portfolio Optimization Conservative (1)	151,445,886	37,799,242
Portfolio Optimization Moderate-Conservative (1)	169,004,359	14,645,938
Portfolio Optimization Moderate (1)	577,932,356	45,819,923
Portfolio Optimization Growth (1)	561,594,682	60,243,350
Portfolio Optimization Aggressive-Growth (1)	149,700,080	11,281,640
Invesco V.I. Balanced-Risk Allocation Series II	3,386,572	644,463
AllianceBernstein VPS Balanced Wealth Strategy Class B	1,899,055	503,839
BlackRock Capital Appreciation V.I. Class III	71,549	1,283
BlackRock Global Allocation V.I. Class III	32,073,257	21,985,734
Franklin Templeton VIP Founding Funds Allocation Class 2 (1)	9,175	39
Franklin Templeton VIP Founding Funds Allocation Class 4	1,339,174	1,023,204
Mutual Global Discovery Securities Class 2	76,823	1,782
Templeton Global Bond Securities Class 2 (1)	11,252	567
GE Investments Total Return Class 3	3,584,136	891,176
Lord Abbett International Core Equity Class VC	48,139	543
Lord Abbett Total Return Class VC	66,525	9,919
MFS Investors Growth Stock Series — Service Class (1)	11,151	615
MFS Total Return Series — Service Class (1)	228,950	524
MFS Value Series — Service Class	85,606	3,637
PIMCO Global Multi-Asset — Advisor Class	27,620,325	22,126,881
JPMorgan Insurance Trust Equity Index Class 1	347	279
JPMorgan Insurance Trust U.S. Equity Class 1	7,509	532,968

(1)	Operations commenced during 2011 (See Note 1).
6. FAIR VALUE MEASUREMENTS
     The Separate Account characterizes its holdings in Variable Accounts as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 —	Quoted prices (unadjusted) in active markets for identical holdings

Level 2 —	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

Level 3 —	Significant unobservable inputs that are not corroborated by observable market data
     The inputs or methodologies used for valuing the Separate Account’s holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2011, the Separate Account’s holdings as presented in the Schedule of Investments in Section G of this brochure were all categorized as Level 1 under the three-tier hierarchy of inputs. There were no transfers between Level 1, Level 2, and Level 3 during the year ended December 31, 2011. Transfers between levels, if any, are based on values at the end of the period.
7. CHANGES IN UNITS OUTSTANDING
     The changes in units outstanding for the years or periods ended December 31, 2011 and 2010 were as follows:

	2011			2010
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)(1)	Issued	Redeemed	(Decrease)
Cash Management	706,470	(702,371)	4,099	566,814	(831,662)	(264,848)
Diversified Bond	791,346	(9,462,575)	(8,671,229)	6,550,109	(4,205,530)	2,344,579
Floating Rate Loan	367,416	(4,130,639)	(3,763,223)	3,070,586	(3,006,431)	64,155
High Yield Bond	206,511	(2,010,293)	(1,803,782)	1,090,893	(1,151,622)	(60,729)
Inflation Managed	884,867	(9,509,399)	(8,624,532)	3,432,899	(2,989,068)	443,831
Inflation Protected (2)	13,186	(338)	12,848
Managed Bond	1,024,253	(11,267,037)	(10,242,784)	6,006,048	(3,580,244)	2,425,804
Short Duration Bond	619,635	(5,170,387)	(4,550,752)	3,610,032	(3,174,884)	435,148
American Funds Growth	251,897	(2,538,329)	(2,286,432)	927,119	(830,462)	96,657
American Funds Growth-Income	373,940	(4,317,403)	(3,943,463)	1,777,755	(2,071,479)	(293,724)
Comstock	498,555	(7,467,784)	(6,969,229)	2,048,332	(1,866,707)	181,625
Dividend Growth	225,050	(3,565,169)	(3,340,119)	3,102,980	(921,406)	2,181,574
Equity Index	362,630	(6,171,975)	(5,809,345)	2,024,677	(5,841,127)	(3,816,450)
Focused 30	22,404	(21,026)	1,378	44,926	(20,908)	24,018
Growth LT	243,010	(3,757,642)	(3,514,632)	1,337,557	(1,121,463)	216,094
Large-Cap Growth	298,736	(5,735,694)	(5,436,958)	1,410,881	(1,153,843)	257,038
Large-Cap Value	496,569	(9,949,804)	(9,453,235)	2,126,122	(2,354,001)	(227,879)

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)

	2011			2010
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)(1)	Issued	Redeemed	(Decrease)
Long/Short Large-Cap	329,805	(6,429,768)	(6,099,963)	1,772,114	(1,291,965)	480,149
Main Street Core	208,914	(3,510,683)	(3,301,769)	1,450,419	(1,650,925)	(200,506)
Mid-Cap Equity	263,370	(4,527,573)	(4,264,203)	925,787	(1,117,602)	(191,815)
Mid-Cap Growth	197,132	(2,977,757)	(2,780,625)	1,069,569	(1,253,309)	(183,740)
Mid-Cap Value	178,892	(2,718,925)	(2,540,033)	1,119,935	(1,050,325)	69,610
Small-Cap Equity	219,465	(2,846,742)	(2,627,277)	1,866,009	(1,002,285)	863,724
Small-Cap Growth	156,274	(1,737,498)	(1,581,224)	727,232	(798,892)	(71,660)
Small-Cap Index	24,358	(268,678)	(244,320)	61,404	(91,815)	(30,411)
Small-Cap Value	73,742	(867,287)	(793,545)	334,858	(589,786)	(254,928)
Health Sciences	55,204	(30,557)	24,647	45,791	(17,798)	27,993
Real Estate	93,344	(909,929)	(816,585)	367,049	(502,665)	(135,616)
Technology	32,165	(18,480)	13,685	24,449	(20,701)	3,748
Emerging Markets	183,848	(1,464,389)	(1,280,541)	497,368	(577,696)	(80,328)
International Large-Cap	313,160	(5,416,296)	(5,103,136)	1,349,003	(1,429,536)	(80,533)
International Small-Cap	266,438	(4,228,355)	(3,961,917)	1,684,096	(1,639,766)	44,330
International Value	393,928	(5,086,910)	(4,692,982)	1,528,639	(2,325,964)	(797,325)
American Funds Asset Allocation	149,519	(59,421)	90,098	179,853	(42,059)	137,794
Pacific Dynamix — Conservative Growth	218,997	(15,728)	203,269	100,231	(24,772)	75,459
Pacific Dynamix — Moderate Growth	443,981	(25,845)	418,136	216,943	(23,194)	193,749
Pacific Dynamix — Growth	360,567	(76,350)	284,217	116,514	(10,058)	106,456
Portfolio Optimization Conservative (2)	15,453,565	(3,961,884)	11,491,681
Portfolio Optimization Moderate-Conservative (2)	17,562,934	(1,671,485)	15,891,449
Portfolio Optimization Moderate (2)	61,066,079	(5,577,850)	55,488,229
Portfolio Optimization Growth (2)	60,409,040	(7,414,883)	52,994,157
Portfolio Optimization Aggressive-Growth (2)	16,077,117	(1,221,185)	14,855,932
Invesco V.I. Balanced-Risk Allocation Series II	204,445	(12,822)	191,623	3,043	(5,402)	(2,359)
AllianceBernstein VPS Balanced Wealth Strategy Class B	202,376	(61,675)	140,701	165,729	(62,580)	103,149
BlackRock Capital Appreciation V.I. Class III (3)	6,448	(100)	6,348	1,196	(33)	1,163
BlackRock Global Allocation V.I. Class III	3,135,881	(2,259,562)	876,319	966,472	(503,018)	463,454
Franklin Templeton VIP Founding Funds Allocation Class 2 (2)	948	(8)	940
Franklin Templeton VIP Founding Funds Allocation Class 4	149,745	(108,563)	41,182	122,372	(19,580)	102,792
Mutual Global Discovery Securities Class 2 (3)	6,981	(156)	6,825	1,964	(4)	1,960
Templeton Global Bond Securities Class 2 (2)	987	(47)	940
GE Investments Total Return Class 3	277,075	(71,786)	205,289	187,364	(142,512)	44,852
Lord Abbett International Core Equity Class VC (3)	4,525	(45)	4,480	861	(8)	853
Lord Abbett Total Return Class VC (3)	6,323	(1,182)	5,141	4,521	(7)	4,514
MFS Investors Growth Stock Series — Service Class (2)	929	(49)	880
MFS Total Return Series — Service Class (2)	24,276	(27)	24,249
MFS Value Series — Service Class (3)	7,725	(311)	7,414	1,979	(6)	1,973
PIMCO Global Multi-Asset — Advisor Class (4)	2,596,030	(2,066,813)	529,217	115,722	(6,070)	109,652
JPMorgan Insurance Trust Equity Index Class 1	—	—	—	—	—	—
JPMorgan Insurance Trust U.S. Equity Class 1	195	(42,470)	(42,275)	830	(12,442)	(11,612)

(1)	The significant decrease in units outstanding during the year ended December 31, 2011 on most of the Variable Accounts that invest in Class I shares of the corresponding non-portfolio optimization portfolios of Pacific Select Fund was mainly due to the transfer of assets from those Variable Accounts to the five Portfolio Optimization Variable Accounts (Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, and Portfolio Optimization Aggressive-Growth Variable Accounts), which were added to the Separate Account during 2011 (See Note 1).

(2)	Operations commenced during 2011 (See Note 1).

(3)	Operations commenced on June 22, 2010.

(4)	Operations commenced on May 10, 2010.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of
Pacific Life & Annuity Company:
     We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Separate Account A (the “Separate Account”) comprised of Cash Management, Diversified Bond, Floating Rate Loan, High Yield Bond, Inflation Managed, Inflation Protected, Managed Bond, Short Duration Bond, American Funds® Growth, American Funds Growth-Income, Comstock, Dividend Growth, Equity Index, Focused 30, Growth LT, Large-Cap Growth, Large-Cap Value, Long/Short Large-Cap, Main Street® Core, Mid-Cap Equity, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, Small-Cap Growth, Small-Cap Index, Small-Cap Value, Health Sciences, Real Estate, Technology, Emerging Markets, International Large-Cap, International Small-Cap, International Value, American Funds Asset Allocation, Pacific Dynamix — Conservative Growth, Pacific Dynamix — Moderate Growth, Pacific Dynamix — Growth, Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, Portfolio Optimization Aggressive-Growth, Invesco V.I. Balanced-Risk Allocation Series II (formerly named Invesco Van Kampen V.I. Global Tactical Asset Allocation Series II), AllianceBernstein VPS Balanced Wealth Strategy Class B, BlackRock Capital Appreciation V.I. Class III, BlackRock Global Allocation V.I. Class III, Franklin Templeton VIP Founding Funds Allocation Class 2, Franklin Templeton VIP Founding Funds Allocation Class 4, Mutual Global Discovery Securities Class 2, Templeton Global Bond Securities Class 2, GE Investments Total Return Class 3, Lord Abbett International Core Equity Class VC, Lord Abbett Total Return Class VC, MFS Investors Growth Stock Series — Service Class, MFS Total Return Series — Service Class, MFS Value Series — Service Class, PIMCO Global Multi-Asset — Advisor Class, JPMorgan Insurance Trust Equity Index Class 1, and JPMorgan Insurance Trust U.S. Equity Class 1 Variable Accounts (collectively, the “Variable Accounts”) as of December 31, 2011, the related statements of operations for the year or period then ended, and the statements of changes in net assets and financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of mutual fund investments owned as of December 31, 2011, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Separate Account A as of December 31, 2011, the results of their operations for the year or period then ended, and the changes in their net assets and financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Costa Mesa, California
February 28, 2012

Pacific Life & Annuity Company
Mailing Address:
P.O. Box 2829
Omaha, Nebraska 68103-2829

Annual Reports
as of December 31, 2011

•	Pacific Select Fund

•	Separate Account A of Pacific Life & Annuity Company

Form No. N355-12A